                      STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                   ISSUED BY
                      VALLEY FORGE LIFE INSURANCE COMPANY

                                      AND

              VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE ANNUITY
                                SEPARATE ACCOUNT

     THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2001 FOR THE VALLEY FORGE LIFE INSURANCE COMPANY FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT WHICH IS REFERRED TO HEREIN.

     THE PROSPECTUS SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE PURCHASING A CONTRACT. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: INVESTMENT PRODUCTS, 100 CNA DRIVE, NASHVILLE, TN 37214, (800) 262-1755.

         THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2001.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
COMPANY.....................................................    1
EXPERTS.....................................................    1
LEGAL OPINIONS..............................................    1
PERFORMANCE INFORMATION.....................................    1
  Money Market Subaccount Yields............................    1
  Other Subaccount Yields...................................    2
  Average Annual Total Returns..............................    3
  Other Total Returns.......................................    4
  Effect of the Annual Administration Fee on Performance
     Data...................................................    4
  Performance Information...................................    5
FEDERAL TAX STATUS
  General...................................................    9
  Diversification...........................................    9
  Multiple Contracts........................................   10
  Partial 1035 Exchanges....................................   10
  Contracts Owned by Other than Natural Persons.............   10
  Tax Treatment of Assignments..............................   11
  Gifting a Contract........................................   11
  Death Benefits............................................   11
  Income Tax Withholding....................................   11
  Tax Treatment of Withdrawals -- Non-Qualified Contracts...   11
  Withdrawals -- Investment Adviser Fees....................   12
  Qualified Plans...........................................   12
  Tax Treatment of Withdrawals -- Qualified Contracts.......   14
  Tax-Sheltered Annuities -- Withdrawal Limitations.........   15
VARIABLE ANNUITY PAYMENTS
  Annuity Unit Value........................................   16
  Illustration of Calculation of Annuity Unit Value.........   16
  Illustration of Variable Annuity Payments.................   16
VALUATION DAYS..............................................   17
OTHER INFORMATION...........................................   17
FINANCIAL STATEMENTS........................................   17

                                    COMPANY

     Valley Forge Life Insurance Company (the "Company"), is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNAF"). As of December 31, 2000, Loews Corporation owned approximately 87% of the outstanding common stock of CNAF.

     The Company is principally engaged in the sale of life insurance and annuities. It is licensed in the District of Columbia, Guam, Puerto Rico and all states except New York, where it is only admitted as a reinsurer.

     The Company is a Pennsylvania corporation that provides life and health insurance, retirement plans, and related financial services to individuals and groups.

                                    EXPERTS

     The financial statements of Valley Forge Life Insurance Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedules included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph as to an accounting change), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The financial statements of each of the subaccounts that comprise the Valley Forge Life Insurance Company Variable Annuity Separate Account as of and for the year ended December 31, 2000 (for the two years ended December 31, 2000 with respect to the statements of changes in net assets) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                 LEGAL OPINIONS

     All matters relating to Pennsylvania law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue Contracts, have been passed upon by Jeffery Hoelzel.

                            PERFORMANCE INFORMATION

     From time to time, Valley Forge Life Insurance Company ("VFL" or "the Company") may disclose yields, total returns, and other performance data pertaining to the Contracts for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

     Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Funds. The calculation of yields, total returns and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range generally from 0% to 3.5% of the annuity considerations (purchase payments) based on the jurisdiction in which the Contract is sold.

MONEY MARKET SUBACCOUNT YIELDS

     From time to time, sales literature or advertisements may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Fund or on that Fund's portfolio securities.

     This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one unit of the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Subaccount attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual administration fee; 2) the mortality and expense risk charge; and 3) the asset-based administration charge. For purposes of calculating current yields for a Contract, an average per unit annual administration fee is used based on the $30 annual administration fee deducted for the prior Contract Year of the Contract Anniversary. Current Yield is calculated according to the following formula:

                   Current Yield = ((NCS -- ES)/UV) X (365/7)

     Where:

    NCS  =    the net change in the value of the Money Market Subaccount
              (exclusive of realized gains or losses on the sale of
              securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

    ES   =    per unit expenses attributable to the hypothetical account for the seven-day period.

    UV   =    the unit value for the first day of the seven-day period.

               Effective Yield = (1 + (NCS -- ES)/UV) 365/7 -- 1

     Where:

    NCS  =    the net change in the value of the Money Market Subaccount
              (exclusive of realized gains or losses on the sale of
              securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

    ES   =    per unit expenses attributable to the hypothetical account for the seven-day period.

    UV   =    the unit value for the first day of the seven-day period.

     Because of the charges and deductions imposed under the Contract, the yield for the Money Market Subaccount is lower than the yield for the Money Market Fund.

     The current and effective yields on amounts held in the Money Market Subaccount normally fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the MoneyMarket Subaccount may also be presented for periods other than a seven-day period.

     Yield calculations do not take into account the surrender charge under the Contract equal to 4% to 7% of certain purchase payments during the five full years between the date of receipt of the purchase payment and the date of surrender or withdrawal.

OTHER SUBACCOUNT YIELDS

     From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount during a 30-day or one-month period and is assumed to be generated each period over a 12-month period.

     The yield is computed by 1) dividing the net investment income of the Fund attributable to the Subaccount units less Subaccount expenses for the period; by
2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Subaccount include the annual administration fee, the asset-based administration charge and the mortality and expense risk charge. The yield calculation assumes an annual administration fee of $30 per year per Contract deducted for the prior Contract Year as of the Contract Anniversary. For purposes of calculating the 30-day or one-month yield, an average administration fee based on the average Variable Account Value is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

                 Yield = 2 X (((NI -- ES)/(U X UV) + 1) 6 -- 1)

     Where:

    NI   =    net income of the Fund for the 30-day or one-month period
              attributable to the Subaccount's units.

    ES   =    expenses of the Subaccount for the 30-day or one-month
              period.

    U    =    the average number of units outstanding.

    UV   =    the unit value at the close (highest) of the last day in the
              30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount is lower than the yield for the corresponding Fund.

     The yield on the amounts held in the Subaccounts normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A subaccount's actual yield is affected by the types and quality of the securities held by the corresponding Fund and that Fund's operating expenses.

     Yield calculations do not take into account the surrender charge under the Contract equal to 4% to 7% of certain purchase payments during the five full years between the date of receipt of the purchase payment and the date of surrender or withdrawal.

AVERAGE ANNUAL TOTAL RETURNS

     From time to time, sales literature or advertisements may quote standard average annual total returns for one or more of the Subaccounts for various periods of time.

     When a Subaccount or Fund has been in operation for 1, 5, and 10 years, respectively, the standard average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from timeto time, also be disclosed.

     Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

     Standard average annual total returns are calculated using Subaccount unit values which the Company calculates on each Valuation Day based on the performance of the Subaccount's underlying Fund, the deductions for the mortality and expense risk charge, and the deductions for the asset-based administration charge and the annual administration fee. The calculation assumes that the annual administration fee is $30 per year per Contract deducted for the prior Contract Year as of the Contract Anniversary. For purposes of calculating standard average annual total return, an average per-dollar per-day annual administration fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the

Contract at the end of the period for the return quotation. Standard average annual total returns will therefore reflect a deduction of the surrender charge for any period less than six years. The standard average annual total return is calculated according to the following formula:

                            TR = ((ERV/P 1/N) -- 1)

     Where:

    TR   =    the average annual total return net of Subaccount recurring charges.

    ERV  =    the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the
              period.

    P    =    a hypothetical initial payment of $1,000.

    N    =    the number of years in the period.

     From time to time, sales literature or advertisements may quote standard average annual total returns for periods prior to the date the Variable Account commenced operations. Such performance information for the Subaccounts is calculated based on the performance of the various Funds and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Subaccounts.

     Fund total return information used to calculate the standard average annual total returns of the Subaccounts for periods prior to the inception of the Subaccounts has been provided by the Funds. The Funds are not affiliated with the Company. While the Company has no reason to doubt the accuracy of these figures provided by the Funds, the Company has not independently verified the accuracy of these figures.

OTHER TOTAL RETURNS

     From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the surrender charge. These are calculated in exactly the same way as standard average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn.

     The Company may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

                             CTR  =  (ERV/P)  --  1

     Where:

    CTR  =    The cumulative total return net of subaccount recurring
              charges for the period.

    ERV  =    The ending redeemable value of the hypothetical investment at the end of the period.

    P    =    A hypothetical single payment of $1,000.

EFFECT OF THE ANNUAL ADMINISTRATION FEE ON PERFORMANCE DATA

     The Contract provides for a $30 annual administration fee to be deducted annually for each prior Contract Year as of the Contract Anniversary, from the Subaccount Values and Guarantee Amounts based on the proportion that each bears to the Contract Value. For purposes of reflecting the change in yield and total return quotations, the charge is converted into a per-dollar per-day charge based on the average Subaccount Value and Guarantee Amount of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

PERFORMANCE INFORMATION

     The following charts reflect performance information for the Subaccounts of the Variable Account for the periods shown. Chart 1 reflects performance information commencing from the date the Subaccounts of the Variable Account first invested in the underlying Portfolio. Chart 2 reflects performance information commencing from the inception date of the underlying Portfolio (which dates may precede the inception dates of the corresponding Subaccount).

         CHART 1  TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2000:

                                                             COLUMN A (REFLECTS ALL CHARGES)
                                                     ------------------------------------------------
                                                       SUBACCOUNT                             SINCE
INVESTMENT OPTIONS                                   INCEPTION DATE    1 YEAR    3 YEARS    INCEPTION
------------------                                   --------------    ------    -------    ---------
Alliance Growth and Income Portfolio...............     02/11/00           NA        NA       22.54%
Alliance Premier Growth Portfolio..................     02/11/00           NA        NA      (23.18)%
American Century VP Income & Growth Fund...........     02/11/00           NA        NA      (11.40)%
American Century VP Value Fund.....................     02/11/00           NA        NA       38.01%
Federated High Income Bond Fund II.................     11/04/96       (17.59)%   (5.35)%      0.14%
Federated Prime Money Fund II......................     11/04/96        (4.69)%    0.67%       1.82%
Federated Utility Fund II..........................     11/04/96       (17.52)%   (1.96)%      5.83%
Fidelity VIP II Asset Manager Portfolio............     11/04/96       (12.57)%    3.45%       8.20%
Fidelity VIP II Contrafund Portfolio...............     11/04/96       (15.23)%   11.18%      15.29%
Fidelity VIP Equity-Income Portfolio...............     11/04/96        (0.39)%    5.17%      11.48%
Fidelity VIP II Index 500 Portfolio................     11/04/96       (17.87)%    8.40%      14.94%
First Eagle SoGen Overseas Variable Fund...........     11/04/96        (1.64)%   13.24%       8.55%
Templeton Asset Strategy Fund......................     02/11/00           NA        NA       (6.64)%
Templeton Developing Markets Securities Fund.......     02/11/00           NA        NA      (39.03)%
Alger American Growth Portfolio....................     11/04/96       (23.26)%   15.62%      17.99%
Alger American Leveraged AllCap Portfolio..........     05/01/00           NA        NA      (40.94)%
Alger American MidCap Growth Portfolio.............     11/04/96         0.36%    19.93%      18.72%
Alger American Small Capitalization Portfolio......     11/04/96       (35.51)%    2.80%       5.12%
Janus Aspen Series Balanced Portfolio..............     08/31/99       (10.94)%      NA        1.51%
Janus Aspen Series Capital Appreciation
  Portfolio........................................     08/31/99       (26.63)%      NA        3.10%
Janus Aspen Series Flexible Income Portfolio.......     08/31/99        (2.53)%      NA       (2.17)%
Janus Aspen Series Growth Portfolio................     08/31/99       (23.04)%      NA       (2.74)%
Janus Aspen Series International Growth
  Portfolio........................................     08/31/99       (24.41)%      NA       16.75%
Janus Aspen Series Worldwide Growth Portfolio......     08/31/99       (24.15)%      NA        7.56%
Lazard Retirement Equity Portfolio.................     02/11/00           NA        NA        6.19%
Lazard Retirement Small Cap Portfolio..............     02/11/00           NA        NA       16.25%
MFS Emerging Growth Series.........................     11/04/96       (28.03)%   20.60%      19.95%
MFS Investors Trust Series.........................     11/04/96        (8.84)%    5.64%      12.07%
MFS Research Series................................     11/04/96       (13.48)%    9.83%      12.81%
MFS Total Return Series............................     11/04/96         7.10%     6.78%      10.74%
Morgan Stanley Emerging Markets Equity Portfolio...     02/11/00           NA        NA      (55.50)%
Morgan Stanley International Magnum Portfolio......     02/11/00           NA        NA      (16.57)%
Van Eck Worldwide Emerging Markets Fund............     11/04/96       (49.98)%  (12.59)%    (11.06)%
Van Eck Worldwide Hard Assets Fund.................     11/04/96         2.55%    (6.26)%     (3.95)%

         CHART 2  TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2000:

                                                                          COLUMN A
                                                                   (REFLECTS ALL CHARGES)
                                          PORTFOLIO   -------------------------------------------------
                                          INCEPTION                                             SINCE
INVESTMENT OPTIONS                          DATE      1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
------------------                        ---------   ------   -------   -------   --------   ---------
Alliance Growth and Income Portfolio....  01/14/91      4.71%   11.67%    17.15%       NA       13.36%
Alliance Premier Growth Portfolio.......  06/26/92    (25.24)%  14.17%    19.34%       NA       18.29%
American Century VP Income & Growth
  Fund..................................  10/30/97    (19.16)%   6.63%       NA        NA        9.00%
American Century VP Value Fund..........  05/01/96      9.20%    3.45%       NA        NA        9.95%
Federated High Income Bond Fund II......  03/01/94    (17.59)%  (5.35)%    1.97%       NA        3.74%
Federated Prime Money Fund II...........  11/21/94     (4.69)%   0.67%     1.81%       NA        2.40%
Federated Utility Fund II...............  02/10/94    (17.52)%  (1.96)%    5.87%       NA        6.99%
Fidelity VIP II Asset Manager
  Portfolio.............................  09/06/89    (12.57)%   3.45%     8.75%    10.10%       9.36%
Fidelity VIP II Contrafund Portfolio....  01/03/95    (15.23)%  11.18%    15.41%       NA       19.24%
Fidelity VIP Equity-Income Portfolio....  10/09/86     (0.39)%   5.17%    11.10%    15.41%      11.51%
Fidelity VIP II Index 500 Portfolio.....  08/27/92    (17.87)%   8.40%    15.59%       NA       15.03%
First Eagle SoGen Overseas Variable
  Fund..................................  02/03/97     (1.64)%  13.24%       NA        NA        8.67%
Templeton Asset Strategy Fund...........  05/01/97    (23.53)%  (0.35)%    6.22%    10.24%       8.46%
Templeton Developing Markets Securities
  Fund..................................  03/04/96    (40.65)% (10.51)%      NA        NA      (14.92)%
Alger American Growth Portfolio.........  01/09/89    (23.26)%  15.62%    16.80%    18.47%      17.41%
Alger American Leveraged AllCap
  Portfolio.............................  01/25/95    (33.18)%  24.95%    20.75%       NA       28.76%
Alger American MidCap Growth
  Portfolio.............................  05/03/93      0.36%   19.93%    16.88%       NA       20.57%
Alger American Small Capitalization
  Portfolio.............................  09/21/88    (35.51)%   2.80%     4.50%    11.68%      14.06%
Janus Aspen Series Balanced Portfolio...  09/13/93    (10.94)%  15.04%    16.34%       NA       15.25%
Janus Aspen Series Capital Appreciation
  Portfolio.............................  05/01/97    (26.63)%  25.92%       NA        NA       28.41%
Janus Aspen Series Flexible Income
  Portfolio.............................  09/13/93     (2.53)%   1.95%     5.07%       NA        6.38%
Janus Aspen Series Growth Portfolio.....  09/13/93    (23.04)%  15.17%    17.01%       NA       16.11%
Janus Aspen Series International Growth
  Portfolio.............................  05/02/94    (24.41)%  18.15%    21.06%       NA       18.34%
Janus Aspen Series Worldwide Growth
  Portfolio.............................  09/13/93    (24.15)%  17.96%    20.63%       NA       20.27%
Lazard Retirement Equity Portfolio......  03/18/98     (8.79)%     NA        NA        NA        2.01%
Lazard Retirement Small Cap Portfolio...  11/04/97     12.05%    3.56%       NA        NA        3.00%
MFS Emerging Growth Series..............  07/24/95    (28.03)%  20.60%    19.75%       NA       21.76%
MFS Investors Trust Series..............  10/09/95     (8.84)%   5.64%    13.65%       NA       14.79%
MFS Research Series.....................  07/26/95    (13.48)%   9.83%    14.06%       NA       15.27%
MFS Total Return Series.................  01/03/95      7.10%    6.78%    10.85%       NA       13.60%
Morgan Stanley Emerging Markets Equity
  Portfolio.............................  10/01/96    (47.36)%  (7.30)%      NA        NA       (5.63)%
Morgan Stanley International Magnum
  Portfolio.............................  01/02/97    (20.97)%   2.45%       NA        NA        3.08%
Van Eck Worldwide Emerging Markets
  Fund..................................  12/21/95    (49.98)% (12.59)%   (5.62)%      NA       (4.81)%
Van Eck Worldwide Hard Assets Fund......  09/07/89      2.55%   (6.26)%   (0.99)%    3.99%       2.68%

   CHART 2  TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2000 (CONTINUED):

                                                                        COLUMN B
                                                     (REFLECTS ALL CHARGES EXCEPT SURRENDER CHARGE)
                                                    -------------------------------------------------
                                                                                              SINCE
INVESTMENT OPTIONS                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
------------------                                  ------   -------   -------   --------   ---------
Alliance Growth and Income Portfolio..............   11.71%   13.25%    17.57%       NA       13.36%
Alliance Premier Growth Portfolio.................  (18.24)%  15.68%    19.73%       NA       18.29%
American Century VP Income & Growth Fund..........  (12.16)%   8.36%       NA        NA       10.39%
American Century VP Value Fund....................   16.20%    5.28%       NA        NA       10.70%
Federated High Income Bond Fund II................  (10.59)%  (3.17)%    2.70%       NA        3.74%
Federated Prime Money Fund II.....................    2.31%    2.60%     2.54%       NA        2.40%
Federated Utility Fund II.........................  (10.52)%   0.08%     6.50%       NA        6.99%
Fidelity VIP II Asset Manager Portfolio...........   (5.57)%   5.29%     9.31%    10.10%       9.36%
Fidelity VIP II Contrafund Portfolio..............   (8.23)%  12.78%    15.86%       NA       19.24%
Fidelity VIP Equity-Income Portfolio..............    6.61%    6.95%    11.62%    15.41%      11.51%
Fidelity VIP II Index 500 Portfolio...............  (10.87)%  10.07%    16.03%       NA       15.03%
First Eagle SoGen Overseas Variable Fund..........    5.36%   14.78%       NA        NA       10.06%
Templeton Asset Strategy Fund.....................  (16.53)%   1.62%     6.84%    10.24%       8.46%
Templeton Developing Markets Securities Fund......  (33.65)%  (8.08)%      NA        NA      (13.34)%
Alger American Growth Portfolio...................  (16.26)%  17.10%    17.22%    18.47%      17.41%
Alger American Leveraged AllCap Portfolio.........  (26.18)%  26.22%    21.13%       NA       28.76%
Alger American MidCap Growth Portfolio............    7.36%   21.30%    17.30%       NA       20.57%
Alger American Small Capitalization Portfolio.....  (28.51)%   4.66%     5.16%    11.68%      14.06%
Janus Aspen Series Balanced Portfolio.............   (3.94)%  16.53%    16.77%       NA       15.25%
Janus Aspen Series Capital Appreciation
  Portfolio.......................................  (19.63)%  27.17%       NA        NA       29.42%
Janus Aspen Series Flexible Income Portfolio......    4.47%    3.83%     5.72%       NA        6.38%
Janus Aspen Series Growth Portfolio...............  (16.04)%  16.66%    17.43%       NA       16.11%
Janus Aspen Series International Growth
  Portfolio.......................................  (17.41)%  19.56%    21.43%       NA       18.34%
Janus Aspen Series Worldwide Growth Portfolio.....  (17.15)%  19.38%    21.00%       NA       20.27%
Lazard Retirement Equity Portfolio................   (1.79)%     NA        NA        NA        4.91%
Lazard Retirement Small Cap Portfolio.............   19.05%    5.39%       NA        NA        4.54%
MFS Emerging Growth Series........................  (21.03)%  21.96%    20.14%       NA       21.76%
MFS Investors Trust Series........................   (1.84)%   7.40%    14.13%       NA       14.79%
MFS Research Series...............................   (6.48)%  11.47%    14.53%       NA       15.27%
MFS Total Return Series...........................   14.10%    8.50%    11.38%       NA       13.60%
Morgan Stanley Emerging Markets Equity
  Portfolio.......................................  (40.36)%  (5.03)%      NA        NA       (4.46)%
Morgan Stanley International Magnum Portfolio.....  (13.97)%   4.32%       NA        NA        4.62%
Van Eck Worldwide Emerging Markets Fund...........  (42.98)% (10.04)%   (4.63)%      NA       (4.81)%
Van Eck Worldwide Hard Assets Fund................    9.55%   (4.04)%   (0.17)%    3.99%       2.68%

   CHART 2  TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2000 (CONTINUED):

                                                                      COLUMN C
                                                              ANNUAL PERCENTAGE CHANGE
                                                                CALENDAR YEAR RETURN
                                                              ------------------------
INVESTMENT OPTIONS                                              2000            1999
------------------                                            --------        --------
Federated High Income Bond Fund II..........................   (10.59)%          0.82%
Federated Prime Money Fund II...............................     2.31%           2.59%
Federated Utility Fund II...................................   (10.52)%          0.21%
Fidelity VIP Equity-Income Portfolio........................     6.61%           4.78%
Fidelity VIP II Asset Manager Portfolio.....................    (5.57)%          9.48%
Fidelity VIP II Contrafund Portfolio........................    (8.23)%         22.45%
Fidelity VIP II Index 500 Portfolio.........................   (10.87)%         18.76%
Alger American Growth Portfolio.............................   (16.26)%         31.80%
Alger American MidCap Growth Portfolio......................     7.36%          29.93%
Alger American Small Capitalization Portfolio...............   (28.51)%         41.33%
Alger American Leveraged AllCap Portfolio...................   (26.18)%         17.94%
MFS Emerging Growth Series..................................   (21.03)%         74.15%
MFS Investors Trust Series..................................    (1.84)%          5.14%
MFS Research Series.........................................    (6.48)%         22.24%
MFS Total Return Series.....................................    14.10%           1.58%
First Eagle SoGen Overseas Variable Fund....................     5.36%          43.12%
Van Eck Worldwide Emerging Markets Fund.....................   (42.98)%         97.37%
Van Eck Worldwide Hard Assets Fund..........................     9.55%          19.24%
Janus Aspen Series Capital Appreciation Portfolio...........   (19.63)%         64.57%
Janus Aspen Series Growth Portfolio.........................   (16.04)%         41.89%
Janus Aspen Series Balanced Portfolio.......................    (3.94)%         24.92%
Janus Aspen Series Flexible Income Portfolio................     4.47%           0.13%
Janus Aspen Series International Growth Portfolio...........   (17.41)%         79.63%
Janus Aspen Series Worldwide Growth Portfolio...............   (17.15)%         62.06%
Alliance Premier Growth Portfolio...........................   (18.24)%         28.47%
Alliance Growth and Income Portfolio........................    11.71%          (1.67)%
American Century VP Income & Growth Fund....................   (12.16)%         16.28%
American Century VP Value Fund..............................    16.20%         (12.87)%
Templeton Developing Markets Securities Fund................   (33.65)%         48.98%
Templeton Asset Strategy Fund...............................   (16.53)%          2.47%
Lazard Retirement Equity Portfolio..........................    (1.79)%          2.83%
Lazard Retirement Small Cap Portfolio.......................    19.05%           1.66%
Morgan Stanley International Magnum Portfolio...............   (13.97)%         21.89%
Morgan Stanley Emerging Markets Portfolio...................   (40.36)%         92.81%

                               FEDERAL TAX STATUS

     NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

     GENERAL. Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

     For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. Furthermore, interest only payments made under Annuity Option 1 are also fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

     The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

     DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

     On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment options underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the option is represented by any one investment; (2) no more than 70% of the value of the total assets of the option is represented by any two investments; (3) no more than 80% of the value of the total assets of the option is represented by any three investments; and
(4) no more than 90% of the value of the total assets of the option is represented by any four investments.

     The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     The Company intends that all investment options underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

     Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

     MULTIPLE CONTRACTS. The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

     PARTIAL 1035 EXCHANGES. Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

     CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS. Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

     TAX TREATMENT OF ASSIGNMENTS. Any transfer, assignment, or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign, or pledge your Contract.

     If the Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

     GIFTING A CONTRACT. If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to a divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

     DEATH BENEFITS. Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

     Certain death benefits when used with a Qualified Contract, may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits in your contract are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit equal to the greater of purchase payments or account value. The contract provides death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

     INCOME TAX WITHHOLDING. All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

     Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship distributions. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

     TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS. Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or
(f) which are allocable to purchase payments made prior to August 14, 1982.

     With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

     The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

     WITHDRAWALS -- INVESTMENT ADVISER FEES. The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or a Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for a payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

     QUALIFIED PLANS. The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

     A variable annuity contract will not provide any additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

     Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

     On July 6, 1983, the Supreme Court decided in Arizona Governing Committee
v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

A. TAX-SHELTERED ANNUITIES

     Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts" and "Tax-Sheltered Annuities -- Withdrawal Limitations" below.) Loans are not available under the contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B. INDIVIDUAL RETIREMENT ANNUITIES

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

  ROTH IRAS

     Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

     Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

     Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

     Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C. PENSION AND PROFIT-SHARING PLANS

     Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

D. GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S DEFERRED COMPENSATION PLAN UNDER
   SECTION 457

     Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,000 or 33 1/3 percent of the participant's includible compensation. However, in limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

     All of the assets and income of a Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

     In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee:

     - attains age 70 1/2,

     - separates from service,

     - dies, or

     - suffers an unforeseeable financial emergency as defined in the Code.

     Under present federal tax law, amounts accumulated in a Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457.

     TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

     With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years on which the exception was used.

     Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

     The Internal Revenue Service has issued new proposed regulations regarding required minimum distributions from qualified plans. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs and in some cases by owners of Tax-Sheltered Annuity contracts and pension and profit sharing plan contracts. You should consult with your qualified plan sponsor and tax advisor to determine if these new rules are available for your benefit.

     TAX-SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS. The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                           VARIABLE ANNUITY PAYMENTS

ANNUITY UNIT VALUE

     The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Annuity Payments" in the Prospectus.) The Annuity Unit Value for each Subaccount's first Valuation Period was set at $10. The Annuity Unit Value for a Subaccount for each subsequent Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

          (a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated;

          (b) is the Annuity Unit Value for the preceding Valuation Period; and

          (c) is a daily Benchmark Rate of Return factor (for the 3% benchmark rate of return) adjusted for the number of days in the Valuation Period.

     The Benchmark Rate of Return factor is equal to one plus 3%, or 1.03. The annual factor can be translated into a daily factor of 1.00008098.

     The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of several Variable Annuity Payments based on one Subaccount.

ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

 1.  Annuity Unit Value for immediately preceding Valuation        10.00000000
     Period......................................................
 2.  Net Investment factor.......................................   1.00036164
 3.  Daily factor to compensate for Benchmark Rate of Return of     1.00008099
     3%..........................................................
 4.  Adjusted Net Investment Factor (2)/(3)......................   1.00028063
 5.  Annuity Unit Value for current Valuation Period (4)X(1).....  10.00280630

ILLUSTRATION OF VARIABLE ANNUITY PAYMENTS
(ASSUMING NO PREMIUM TAX IS APPLICABLE)

 1.  Number of Accumulation Units at Annuity Date................      1,000.00
 2.  Accumulation Unit Value.....................................   12.55548000
 3.  Adjusted Contract Value (1)X(2).............................  $  12,555.48
 4.  First monthly Annuity Payment per $1,000 of adjusted                  9.63
     Contract Value..............................................
 5.  First monthly Annuity Payment (3)X(4)/1,000.................  $     120.91
 6.  Annuity Unit Value..........................................   10.00280630
 7.  Number of Annuity Units (5)/(6).............................   12.08760785
 8.  Assume Annuity Unit value for second month equal to.........   10.04000000
 9.  Second Monthly Annuity Payment (7)X(8)......................  $     121.36
10.  Assume Annuity Unit Value for third month equal to..........   10.05000000
11.  Third Monthly Annuity Payment (7)X(10)......................  $     121.48

                                 VALUATION DAYS

     As defined in the prospectus, for each Subaccount a Valuation Day is each day on which the New York Stock Exchange is open for business, except for certain holidays listed in the prospectus and days that a Subaccount's corresponding Fund does not value its shares.

                               OTHER INFORMATION

     A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

     The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts. The financial statements of the Variable Account are also included herein.

--------------------------------------------------------------------------------
                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the contractholders of Valley Forge Life Insurance Company Variable Annuity Separate Account and the Board of Directors of Valley Forge Life Insurance
Company:

We have audited the accompanying statements of assets and liabilities of the subaccounts that comprise the Valley Forge Life Insurance Company Variable Annuity Separate Account (the "Variable Account") as of December 31, 2000, the related statements of operations for the year then ended and the statements of changes in net assets for each of the periods in the two year period then ended. The subaccounts that collectively comprise the Variable Account are listed in
Note 1 to the financial statements. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and the disclosures in the financial statement. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the Variable Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts that comprise the Variable Account as of December 31, 2000, the results of their operations for the year ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Chicago, Illinois
April 16, 2001

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                              FEDERATED
                                                  FEDERATED                     HIGH        FIDELITY      FIDELITY
                                                    PRIME       FEDERATED      INCOME        EQUITY-       ASSET       FIDELITY
                                                    MONEY        UTILITY        BOND         INCOME       MANAGER      INDEX 500
DECEMBER 31, 2000                                  FUND II       FUND II       FUND II      PORTFOLIO    PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at market value (supplemental
   cost information noted below)                 $34,352,058   $5,708,862    $6,289,557    $13,565,081   $8,868,683   $47,870,336
                                                 -----------   ----------    ----------    -----------   ----------   -----------
TOTAL ASSETS                                      34,352,058    5,708,862     6,289,557     13,565,081    8,868,683    47,870,336
                                                 -----------   ----------    ----------    -----------   ----------   -----------
LIABILITIES                                                -            -             -              -            -             -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                       $34,352,058   $5,708,862    $6,289,557    $13,565,081   $8,868,683   $47,870,336
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL COST INFORMATION:
   INVESTMENTS, AT COST                          $34,297,312   $6,315,448    $7,295,573    $12,980,670   $9,412,657   $49,616,294
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                ALGER                         ALGER        ALGER
                                                               AMERICAN         ALGER       AMERICAN      AMERICAN        MFS
                                               FIDELITY         SMALL         AMERICAN       MIDCAP      LEVERAGED     EMERGING
                                              CONTRAFUND    CAPITALIZATION     GROWTH        GROWTH        ALLCAP       GROWTH
DECEMBER 31, 2000                              PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO      SERIES
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at market value (supplemental
   cost information noted below)              $29,881,658    $10,716,593     $38,760,443   $30,560,720   $2,143,405   $27,553,923
                                              -----------    -----------     -----------   -----------   ----------   -----------
TOTAL ASSETS                                   29,881,658     10,716,593      38,760,443    30,560,720    2,143,405    27,553,923
                                              -----------    -----------     -----------   -----------   ----------   -----------
LIABILITIES                                             -              -               -             -            -             -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                    $29,881,658    $10,716,593     $38,760,443   $30,560,720   $2,143,405   $27,553,923
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL COST INFORMATION:
   INVESTMENTS, AT COST                       $31,822,361    $15,464,870     $46,586,718   $32,724,789   $2,536,172   $30,017,897
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                  MFS                                   FIRST EAGLE     VAN ECK
                                                                GROWTH          MFS           MFS          SOGEN       WORLDWIDE
                                                    MFS          WITH         LIMITED        TOTAL       OVERSEAS        HARD
                                                 RESEARCH       INCOME       MATURITY       RETURN       VARIABLE       ASSETS
DECEMBER 31, 2000                                 SERIES        SERIES        SERIES        SERIES         FUND          FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at market value (supplemental
   cost information noted below)                $8,895,688    $10,105,941     $15,421     $9,476,265    $5,717,063     $602,259
                                                ----------    -----------     -------     ----------    ----------     --------
TOTAL ASSETS                                     8,895,688     10,105,941      15,421      9,476,265     5,717,063      602,259
                                                ----------    -----------     -------     ----------    ----------     --------
LIABILITIES                                              -              -           -              -             -            -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                      $8,895,688    $10,105,941     $15,421     $9,476,265    $5,717,063     $602,259
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL COST INFORMATION:
   INVESTMENTS, AT COST                         $9,292,343    $ 9,992,968     $15,119     $8,683,756    $5,297,177     $571,829
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                         JANUS          JANUS
                                              VAN ECK         JANUS           JANUS         JANUS        ASPEN          ASPEN
                                             WORLDWIDE        ASPEN           ASPEN         ASPEN        SERIES        SERIES
                                             EMERGING     SERIES CAPITAL     SERIES        SERIES       FLEXIBLE    INTERNATIONAL
                                              MARKETS      APPRECIATION      GROWTH       BALANCED       INCOME        GROWTH
DECEMBER 31, 2000                              FUND         PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at market value
   (supplemental cost information noted
   below)                                   $1,477,938     $30,310,776     $23,202,255   $22,687,643   $3,711,061    $14,857,549
                                            ----------     -----------     -----------   -----------   ----------    -----------
TOTAL ASSETS                                 1,477,938      30,310,776      23,202,255    22,687,643    3,711,061     14,857,549
                                            ----------     -----------     -----------   -----------   ----------    -----------
LIABILITIES                                          -               -               -             -            -              -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                  $1,477,938     $30,310,776     $23,202,255   $22,687,643   $3,711,061    $14,857,549
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL COST INFORMATION:
   INVESTMENTS, AT COST                     $2,011,363     $35,799,481     $27,641,024   $24,598,592   $3,670,435    $16,012,972
---------------------------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                       JANUS
                                                       ASPEN                    ALLIANCE     AMERICAN                  TEMPLETON
                                                      SERIES       ALLIANCE      GROWTH     CENTURY VP    AMERICAN    DEVELOPING
                                                     WORLDWIDE     PREMIER        AND         INCOME     CENTURY VP     MARKETS
                                                      GROWTH        GROWTH       INCOME      & GROWTH      VALUE      SECURITIES
DECEMBER 31, 2000                                    PORTFOLIO    PORTFOLIO    PORTFOLIO       FUND         FUND         FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at market value (supplemental cost
   information noted below)                         $23,949,469   $5,174,468   $5,882,404   $1,564,265   $1,380,428    $177,834
                                                    -----------   ----------   ----------   ----------   ----------    --------
TOTAL ASSETS                                         23,949,469    5,174,468    5,882,404    1,564,265    1,380,428     177,834
                                                    -----------   ----------   ----------   ----------   ----------    --------
LIABILITIES                                                   -            -            -            -            -           -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                          $23,949,469   $5,174,468   $5,882,404   $1,564,265   $1,380,428    $177,834
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL COST INFORMATION:
   INVESTMENTS, AT COST                             $28,001,210   $6,114,848   $5,696,855   $1,624,926   $1,272,989    $196,717
---------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                                                           MORGAN
                                                                                            MORGAN        STANLEY
                                                  TEMPLETON      LAZARD       LAZARD        STANLEY       EMERGING
                                                    ASSET      RETIREMENT   RETIREMENT   INTERNATIONAL    MARKETS
                                                  STRATEGY       EQUITY     SMALL CAP       MAGNUM         EQUITY
DECEMBER 31, 2000                                   FUND       PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at market value (supplemental
   cost information noted below)                  $150,438      $887,660    $1,041,856     $883,791       $212,559
                                                  --------      --------    ----------     --------       --------
TOTAL ASSETS                                       150,438       887,660     1,041,856      883,791        212,559
                                                  --------      --------    ----------     --------       --------
LIABILITIES                                              -             -             -            -              -
-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                        $150,438      $887,660    $1,041,856     $883,791       $212,559
-------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL COST INFORMATION:
   INVESTMENTS, AT COST                           $147,922      $981,304    $  999,044     $897,041       $311,154
-------------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                            FEDERATED
                                                FEDERATED                      HIGH        FIDELITY      FIDELITY
                                                  PRIME       FEDERATED       INCOME        EQUITY-        ASSET       FIDELITY
                                                  MONEY        UTILITY         BOND         INCOME        MANAGER      INDEX 500
FOR THE YEAR ENDED DECEMBER 31, 2000             FUND II       FUND II       FUND II       PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                               $1,301,457     $ 184,410     $ 477,784      $661,333      $ 632,641    $   402,610
                                               ----------     ---------     ---------      --------      ---------    -----------
                                                1,301,457       184,410       477,784       661,333        632,641        402,610
                                               ----------     ---------     ---------      --------      ---------    -----------
Expenses:
 Mortality, expense risk and administrative
   charges                                        312,372        64,860        81,723       142,321        103,676        528,230
                                               ----------     ---------     ---------      --------      ---------    -----------
                                                  312,372        64,860        81,723       142,321        103,676        528,230
                                               ----------     ---------     ---------      --------      ---------    -----------
   NET INVESTMENT INCOME (LOSS)                   989,085       119,550       396,061       519,012        528,965       (125,620)
                                               ----------     ---------     ---------      --------      ---------    -----------
Investment gains and (losses):
 Net realized gains (losses)                            -       (72,809)     (170,869)      (13,233)        21,053        435,539
 Net unrealized gains (losses)                          -      (545,415)     (801,112)      351,868       (941,947)    (5,061,297)
                                               ----------     ---------     ---------      --------      ---------    -----------
   NET REALIZED AND UNREALIZED INVESTMENT
     GAINS (LOSSES)                                     -      (618,224)     (971,981)      338,635       (920,894)    (4,625,758)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     $  989,085     $(498,674)    $(575,920)     $857,647      $(391,929)   $(4,751,378)
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
                                                              ALGER                          ALGER         ALGER
                                                             AMERICAN         ALGER        AMERICAN      AMERICAN         MFS
                                             FIDELITY         SMALL          AMERICAN       MIDCAP       LEVERAGED     EMERGING
                                            CONTRAFUND    CAPITALIZATION      GROWTH        GROWTH        ALLCAP        GROWTH
FOR THE YEAR ENDED DECEMBER 31, 2000         PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO      SERIES
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                            $ 1,699,553    $ 3,103,585     $  3,840,800   $ 1,095,957    $   7,975    $   940,501
                                            -----------    -----------     ------------   -----------    ---------    -----------
                                              1,699,553      3,103,585        3,840,800     1,095,957        7,975        940,501
                                            -----------    -----------     ------------   -----------    ---------    -----------
Expenses:
 Mortality, expense risk and
   administrative charges                       305,767        121,955          451,339       205,814        8,552        297,297
                                            -----------    -----------     ------------   -----------    ---------    -----------
                                                305,767        121,955          451,339       205,814        8,552        297,297
                                            -----------    -----------     ------------   -----------    ---------    -----------
   NET INVESTMENT INCOME (LOSS)               1,393,786      2,981,630        3,389,461       890,143         (577)       643,204
                                            -----------    -----------     ------------   -----------    ---------    -----------
Investment gains and (losses):
 Net realized gains (losses)                    280,722       (917,461)         517,517       405,410      (42,858)       227,046
 Net unrealized gains (losses)               (3,838,101)    (5,538,832)     (10,844,508)   (2,999,211)    (381,719)    (6,868,081)
                                            -----------    -----------     ------------   -----------    ---------    -----------
   NET REALIZED AND UNREALIZED INVESTMENT
     GAINS (LOSSES)                          (3,557,379)    (6,456,293)     (10,326,991)   (2,593,801)    (424,577)    (6,641,035)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                  $(2,163,593)   $(3,474,663)    $ (6,937,530)  $(1,703,658)   $(425,154)   $(5,997,831)
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
                                                                 MFS                                    FIRST EAGLE     VAN ECK
                                                               GROWTH          MFS            MFS          SOGEN       WORLDWIDE
                                                   MFS          WITH         LIMITED         TOTAL       OVERSEAS        HARD
                                                RESEARCH       INCOME        MATURITY       RETURN       VARIABLE       ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000             SERIES        SERIES         SERIES        SERIES         FUND          FUND
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                               $   363,957    $  79,388      $      -     $  257,535     $ 434,261      $ 4,238
                                               -----------    ---------      --------     ----------     ---------      -------
                                                   363,957       79,388             -        257,535       434,261        4,238
                                               -----------    ---------      --------     ----------     ---------      -------
Expenses:
 Mortality, expense risk and administrative
   charges                                          96,551      104,708        18,910         91,433        64,469        8,200
                                               -----------    ---------      --------     ----------     ---------      -------
                                                    96,551      104,708        18,910         91,433        64,469        8,200
                                               -----------    ---------      --------     ----------     ---------      -------
   NET INVESTMENT INCOME (LOSS)                    267,406      (25,320)      (18,910)       166,102       369,792       (3,962)
                                               -----------    ---------      --------     ----------     ---------      -------
Investment gains and (losses):
 Net realized gains (losses)                       252,439       97,373       (15,391)       (29,921)      211,722       25,811
 Net unrealized gains (losses)                  (1,276,714)    (216,590)      148,030        865,766      (259,265)      39,005
                                               -----------    ---------      --------     ----------     ---------      -------
   NET REALIZED AND UNREALIZED INVESTMENT
     GAINS (LOSSES)                             (1,024,275)    (119,217)      132,639        835,845       (47,543)      64,816
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     $  (756,869)   $(144,537)     $113,729     $1,001,947     $ 322,249      $60,854
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                JANUS                                     JANUS         JANUS
                                                 VAN ECK        ASPEN          JANUS         JANUS        ASPEN         ASPEN
                                                WORLDWIDE       SERIES         ASPEN         ASPEN       SERIES        SERIES
                                                EMERGING       CAPITAL        SERIES        SERIES      FLEXIBLE    INTERNATIONAL
                                                 MARKETS     APPRECIATION     GROWTH       BALANCED      INCOME        GROWTH
FOR THE YEAR ENDED DECEMBER 31, 2000              FUND        PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                                $       -    $   331,678    $ 1,196,498   $1,534,661    $ 107,580    $   743,005
                                                ---------    -----------    -----------   ----------    ---------    -----------
                                                        -        331,678      1,196,498    1,534,661      107,580        743,005
                                                ---------    -----------    -----------   ----------    ---------    -----------
Expenses:
 Mortality, expense risk and administrative
   charges                                         22,182        304,896        209,943      184,917       21,866        171,776
                                                ---------    -----------    -----------   ----------    ---------    -----------
                                                   22,182        304,896        209,943      184,917       21,866        171,776
                                                ---------    -----------    -----------   ----------    ---------    -----------
   NET INVESTMENT INCOME (LOSS)                   (22,182)        26,782        986,555    1,349,744       85,714        571,229
                                                ---------    -----------    -----------   ----------    ---------    -----------
Investment gains and (losses):
 Net realized gains (losses)                       61,798      1,301,770       (858,047)      10,289      (13,255)    (3,610,081)
 Net unrealized gains (losses)                   (963,654)    (7,244,918)    (4,725,052)  (2,067,459)      55,347     (1,312,819)
                                                ---------    -----------    -----------   ----------    ---------    -----------
   NET REALIZED AND UNREALIZED INVESTMENT
     GAINS (LOSSES)                              (901,856)    (5,943,148)    (5,583,099)  (2,057,170)      42,092     (4,922,900)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      $(924,038)   $(5,916,366)   $(4,596,544)  $ (707,426)   $ 127,806    $(4,351,671)
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
                                                    JANUS
                                                    ASPEN                     ALLIANCE      AMERICAN                   TEMPLETON
                                                   SERIES       ALLIANCE       GROWTH      CENTURY VP     AMERICAN    DEVELOPING
                                                  WORLDWIDE      PREMIER         AND         INCOME      CENTURY VP     MARKETS
                                                   GROWTH        GROWTH        INCOME       & GROWTH       VALUE      SECURITIES
FOR THE YEAR ENDED DECEMBER 31, 2000              PORTFOLIO     PORTFOLIO     PORTFOLIO       FUND          FUND         FUND
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                                 $ 1,141,463    $  16,538     $ 12,433      $      -      $      -     $      -
                                                 -----------    ---------     --------      --------      --------     --------
                                                   1,141,463       16,538       12,433             -             -            -
                                                 -----------    ---------     --------      --------      --------     --------
Expenses:
 Mortality, expense risk and administrative
   charges                                           204,487       23,864       17,549         5,080         3,602          818
                                                 -----------    ---------     --------      --------      --------     --------
                                                     204,487       23,864       17,549         5,080         3,602          818
                                                 -----------    ---------     --------      --------      --------     --------
 NET INVESTMENT INCOME (LOSS)                        936,976       (7,326)      (5,116)       (5,080)       (3,602)        (818)
                                                 -----------    ---------     --------      --------      --------     --------
Investment gains and (losses):
 Net realized gains (losses)                      (1,405,024)      (5,396)         721        (8,083)        1,635          (65)
 Net unrealized gains (losses)                    (4,122,362)    (931,572)     190,651       (45,648)      108,005      (18,609)
                                                 -----------    ---------     --------      --------      --------     --------
   NET REALIZED AND UNREALIZED INVESTMENT GAINS
     (LOSSES)                                     (5,527,386)    (936,968)     191,372       (53,731)      109,640      (18,674)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                 $(4,590,410)   $(944,294)    $186,256      $(58,811)     $106,038     $(19,492)
=================================================================================================================================

-------------------------------------------------------------------------------------------------------------------
                                                                                                          MORGAN
                                                                                           MORGAN         STANLEY
                                               TEMPLETON      LAZARD        LAZARD         STANLEY       EMERGING
                                                 ASSET      RETIREMENT    RETIREMENT    INTERNATIONAL     MARKETS
                                               STRATEGY       EQUITY       SMALL CAP       MAGNUM         EQUITY
FOR THE YEAR ENDED DECEMBER 31, 2000             FUND        PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                                $    -       $ 89,073       $18,007        $ 17,024      $  28,834
                                                ------       --------       -------        --------      ---------
                                                     -         89,073        18,007          17,024         28,834
                                                ------       --------       -------        --------      ---------
Expenses:
 Mortality, expense risk and administrative
   charges                                         742          1,178         2,220             859          1,167
                                                ------       --------       -------        --------      ---------
                                                   742          1,178         2,220             859          1,167
                                                ------       --------       -------        --------      ---------
   NET INVESTMENT INCOME (LOSS)                   (742)        87,895        15,787          16,165         27,667
                                                ------       --------       -------        --------      ---------
Investment gains and (losses):
 Net realized gains (losses)                      (510)          (369)        1,395            (960)        (7,366)
 Net unrealized gains (losses)                   3,274        (93,732)       38,560         (13,256)       (96,037)
                                                ------       --------       -------        --------      ---------
   NET REALIZED AND UNREALIZED INVESTMENT
     GAINS (LOSSES)                              2,764        (94,101)       39,955         (14,216)      (103,403)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      $2,022       $ (6,206)      $55,742        $  1,949      $ (75,736)
===================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                              FEDERATED
                                                                                 HIGH       FIDELITY      FIDELITY
                                                   FEDERATED     FEDERATED      INCOME       EQUITY-       ASSET       FIDELITY
                                                  PRIME MONEY     UTILITY        BOND        INCOME       MANAGER      INDEX 500
FOR THE YEAR ENDED DECEMBER 31, 2000                FUND II       FUND II      FUND II      PORTFOLIO    PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                     $    989,085   $  119,550   $  396,061   $   519,012   $  528,965   $  (125,620)
 Net realized and unrealized investment gains
   (losses)                                                  -     (618,224)    (971,981)      338,635     (920,894)   (4,625,758)
                                                  ------------   ----------   ----------   -----------   ----------   -----------
   Net increase (decrease) in net assets
     resulting from operations                         989,085     (498,674)    (575,920)      857,647     (391,929)   (4,751,378)
                                                  ------------   ----------   ----------   -----------   ----------   -----------
From capital transactions:
 Net premiums/deposits                              40,834,252    2,629,434    1,500,544     4,120,891    2,436,013    14,769,330
 Death Benefits                                       (106,831)    (401,582)     (72,553)      (41,049)     (54,420)     (442,222)
 Surrenders                                         (1,565,801)     (74,590)      (5,619)     (196,806)    (168,941)     (611,870)
 Withdrawals                                          (956,584)    (116,503)    (154,438)     (312,891)    (189,371)     (848,243)
 Transfers in (out of) subaccounts/fixed
   accounts, net-Note 1                            (34,510,387)     922,929      740,310     1,175,698    1,350,367    15,499,036
                                                  ------------   ----------   ----------   -----------   ----------   -----------
   Net increase (decrease) in net assets
     resulting from capital transactions             3,694,649    2,959,688    2,008,244     4,745,843    3,373,648    28,366,031
                                                  ------------   ----------   ----------   -----------   ----------   -----------
 Increase in net assets                              4,683,734    2,461,014    1,432,324     5,603,490    2,981,719    23,614,653
Net assets at beginning of period                   29,668,324    3,247,848    4,857,233     7,961,591    5,886,964    24,255,683
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                       $ 34,352,058   $5,708,862   $6,289,557   $13,565,081   $8,868,683   $47,870,336
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD         $       1.00   $    12.44   $     8.46   $     25.52   $    16.00   $    149.53
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                  34,352,058      458,912      743,446       531,547      554,293       320,139
=================================================================================================================================

FOR THE YEAR ENDED DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                     $    488,502   $  112,913   $  252,191   $   124,454   $  132,967   $   (45,601)
 Net realized and unrealized investment gains
   (losses)                                                  -      (78,940)    (309,577)       65,060      360,225     3,443,825
                                                  ------------   ----------   ----------   -----------   ----------   -----------
   Net increase (decrease) in net assets
     resulting from operations                         488,502       33,973      (57,386)      189,514      493,192     3,398,224
                                                  ------------   ----------   ----------   -----------   ----------   -----------
From capital transactions:
 Net premiums/deposits                              33,173,793      831,090    1,266,165     2,220,476    1,838,108     7,195,871
 Death Benefits                                              -     (159,614)    (191,732)      (58,842)    (115,043)     (114,424)
 Surrenders                                         (1,163,352)     (29,199)    (116,987)     (310,647)      (1,668)     (621,921)
 Withdrawals                                          (335,752)     (50,907)     (83,712)     (131,986)     (50,538)     (357,810)
 Transfers in (out of) subaccounts/fixed
   accounts, net-Note 1                             (8,057,071)     928,843      874,120     1,788,608    1,464,890     4,065,763
                                                  ------------   ----------   ----------   -----------   ----------   -----------
   Net increase (decrease) in net assets
     resulting from capital transactions            23,617,618    1,520,213    1,747,854     3,507,609    3,135,749    10,167,479
                                                  ------------   ----------   ----------   -----------   ----------   -----------
 Increase in net assets                             24,106,120    1,554,186    1,690,468     3,697,123    3,628,941    13,565,703
Net assets at beginning of period                    5,562,204    1,693,662    3,166,765     4,264,468    2,258,023    10,689,980
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                       $ 29,668,324   $3,247,848   $4,857,233   $ 7,961,591   $5,886,964   $24,255,683
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD         $       1.00   $    14.35   $    10.24   $     25.71   $    18.67   $    167.41
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                  29,668,324      226,331      474,339       309,669      315,317       144,888
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                               ALGER                          ALGER        ALGER
                                                              AMERICAN         ALGER        AMERICAN      AMERICAN        MFS
                                              FIDELITY         SMALL          AMERICAN       MIDCAP      LEVERAGED     EMERGING
                                             CONTRAFUND    CAPITALIZATION      GROWTH        GROWTH        ALLCAP       GROWTH
FOR THE YEAR ENDED DECEMBER 31, 2000          PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO    PORTFOLIO      SERIES
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                $ 1,393,786    $ 2,981,630     $  3,389,461   $   890,143   $     (577)  $   643,204
 Net realized and unrealized investment
   gains (losses)                             (3,557,379)    (6,456,293)     (10,326,991)   (2,593,801)    (424,577)   (6,641,035)
                                             -----------    -----------     ------------   -----------   ----------   -----------
   Net increase (decrease) in net assets
     resulting from operations                (2,163,593)    (3,474,663)      (6,937,530)   (1,703,658)    (425,154)   (5,997,831)
                                             -----------    -----------     ------------   -----------   ----------   -----------
From capital transactions:
 Net premiums/deposits                        13,533,282      7,029,485       14,729,914    13,905,818    2,138,117    12,941,025
 Death Benefits                                 (202,064)       (43,380)        (184,364)     (218,249)           -       (33,363)
 Surrenders                                     (127,743)      (210,926)        (557,538)      (90,514)           -      (152,510)
 Withdrawals                                    (439,893)      (214,448)        (839,737)     (367,466)     (13,984)     (404,559)
 Transfers in (out of) subaccounts/fixed
   accounts, net-Note 1                        7,451,990      3,698,914       13,425,664    15,171,152      444,426    10,432,985
                                             -----------    -----------     ------------   -----------   ----------   -----------
   Net increase (decrease) in net assets
     resulting from capital transactions      20,215,572     10,259,645       26,573,939    28,400,741    2,568,559    22,783,578
                                             -----------    -----------     ------------   -----------   ----------   -----------
 Increase in net assets                       18,051,979      6,784,982       19,636,409    26,697,083    2,143,405    16,785,747
Net assets at beginning of period             11,829,679      3,931,611       19,124,034     3,863,637            -    10,768,176
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                  $29,881,658    $10,716,593     $ 38,760,443   $30,560,720   $2,143,405   $27,553,923
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD    $     23.74    $     23.49     $      47.27   $     30.62   $    38.80   $     28.84
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD             1,258,705        456,219          819,980       998,064       55,242       955,406
=================================================================================================================================
FOR THE YEAR ENDED DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                $    62,252    $   209,821     $    797,115   $   191,821   $        -   $   (70,170)
 Net realized and unrealized investment
   gains (losses)                              1,676,921        877,579        2,623,150       550,917            -     3,333,425
                                             -----------    -----------     ------------   -----------   ----------   -----------
   Net increase (decrease) in net assets
     resulting from operations                 1,739,173      1,087,400        3,420,265       742,738            -     3,263,255
                                             -----------    -----------     ------------   -----------   ----------   -----------
From capital transactions:
 Net premiums/deposits                         4,291,826      1,066,895        5,221,581     1,384,117            -     2,740,437
 Death Benefits                                 (120,178)             -          (52,193)       (9,196)           -        (5,257)
 Surrenders                                     (225,432)       (13,535)        (246,417)      (30,775)           -       (31,310)
 Withdrawals                                    (115,676)       (33,248)        (208,410)      (38,843)           -       (34,437)
 Transfers in (out of) subaccounts/fixed
   accounts, net-Note 1                        2,549,528        222,844        5,544,308       642,592            -     1,911,677
                                             -----------    -----------     ------------   -----------   ----------   -----------
   Net increase (decrease) in net assets
     resulting from capital transactions       6,380,068      1,242,956       10,258,869     1,947,895            -     4,581,110
                                             -----------    -----------     ------------   -----------   ----------   -----------
 Increase in net assets                        8,119,241      2,330,356       13,679,134     2,690,633            -     7,844,365
Net assets at beginning of period              3,710,438      1,601,255        5,444,900     1,173,004            -     2,923,811
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                  $11,829,679    $ 3,931,611     $ 19,124,034   $ 3,863,637   $        -   $10,768,176
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD    $     29.15    $     55.15     $      64.38   $     32.23   $        -   $     37.94
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD               405,821         71,289          297,049       119,877            -       283,821
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                     MFS                                  FIRST EAGLE    VAN ECK
                                                                   GROWTH          MFS          MFS          SOGEN      WORLDWIDE
                                                       MFS          WITH         LIMITED       TOTAL       OVERSEAS       HARD
                                                    RESEARCH       INCOME       MATURITY       RETURN      VARIABLE      ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000                 SERIES        SERIES        SERIES        SERIES        FUND         FUND
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                      $   267,406   $   (25,320)  $   (18,910)  $  166,102   $  369,792    $ (3,962)
 Net realized and unrealized investment gains
   (losses)                                         (1,024,275)     (119,217)      132,639      835,845      (47,543)     64,816
                                                   -----------   -----------   -----------   ----------   ----------    --------
   Net increase (decrease) in net assets
     resulting from operations                        (756,869)     (144,537)      113,729    1,001,947      322,249      60,854
                                                   -----------   -----------   -----------   ----------   ----------    --------
From capital transactions:
 Net premiums/deposits                               4,148,544     3,577,203        21,616    2,772,286    1,413,834     148,828
 Death Benefits                                       (364,363)      (29,036)      (37,277)     (23,370)      (1,118)          -
 Surrenders                                            (34,621)     (102,074)       (1,974)     (35,369)    (115,771)          -
 Withdrawals                                          (155,802)     (231,928)      (24,951)    (171,680)     (70,807)     (7,633)
 Transfers in (out of) subaccounts/fixed
   accounts, net-Note 1                              1,397,435     1,803,448    (2,040,752)   1,072,061      845,511      36,412
                                                   -----------   -----------   -----------   ----------   ----------    --------
   Net increase (decrease) in net assets
     resulting from capital transactions             4,991,193     5,017,613    (2,083,338)   3,613,928    2,071,649     177,607
                                                   -----------   -----------   -----------   ----------   ----------    --------
 Increase (decrease) in net assets                   4,234,324     4,873,076    (1,969,609)   4,615,875    2,393,898     238,461
Net assets at beginning of period                    4,661,364     5,232,865     1,985,030    4,860,390    3,323,165     363,798
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                        $ 8,895,688   $10,105,941   $    15,421   $9,476,265   $5,717,063    $602,259
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD          $     20.80   $     21.01   $     10.40   $    19.59   $    14.01    $  12.07
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                     427,677       481,006         1,483      483,730      408,070      49,897
=================================================================================================================================

FOR THE YEAR ENDED DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                      $   (10,995)  $   (33,005)  $    89,209   $   92,099   $   (2,716)   $   (668)
 Net realized and unrealized investment gains
   (losses)                                            762,397       169,842       (32,181)    (112,598)     937,133      48,357
                                                   -----------   -----------   -----------   ----------   ----------    --------
   Net increase (decrease) in net assets
     resulting from operations                         751,402       136,837        57,028      (20,499)     934,417      47,689
                                                   -----------   -----------   -----------   ----------   ----------    --------
From capital transactions:
 Net premiums/deposits                               1,024,522     1,191,276       261,437    1,432,338      411,295     150,522
 Death Benefits                                        (33,341)            -       (11,410)    (175,729)           -           -
 Surrenders                                            (36,878)      (26,140)      (77,142)     (82,248)     (87,477)     (8,640)
 Withdrawals                                           (35,053)      (59,788)      (22,640)     (61,388)     (73,467)     (1,989)
 Transfers in (out of) subaccounts/fixed
   accounts, net-Note 1                              1,312,541     1,605,262       746,199    1,874,729       99,935      35,073
                                                   -----------   -----------   -----------   ----------   ----------    --------
   Net increase (decrease) in net assets
     resulting from capital transactions             2,231,791     2,710,610       896,444    2,987,702      350,286     174,966
                                                   -----------   -----------   -----------   ----------   ----------    --------
 Increase in net assets                              2,983,193     2,847,447       953,472    2,967,203    1,284,703     222,655
Net assets at beginning of period                    1,678,171     2,385,418     1,031,558    1,893,187    2,038,462     141,143
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                        $ 4,661,364   $ 5,232,865   $ 1,985,030   $4,860,390   $3,323,165    $363,798
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD          $     23.34   $     21.31   $      9.81   $    17.75   $    14.18    $  10.96
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                     199,716       245,559       202,348      273,825      234,356      33,193
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                         JANUS          JANUS
                                              VAN ECK         JANUS           JANUS         JANUS        ASPEN          ASPEN
                                             WORLDWIDE        ASPEN           ASPEN         ASPEN        SERIES        SERIES
                                              EMERGING    SERIES CAPITAL     SERIES        SERIES       FLEXIBLE    INTERNATIONAL
                                              MARKETS      APPRECIATION      GROWTH       BALANCED       INCOME        GROWTH
FOR THE YEAR ENDED DECEMBER 31, 2000            FUND        PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                $  (22,182)    $    26,782    $   986,555   $ 1,349,744   $   85,714    $   571,229
 Net realized and unrealized investment
   gains (losses)                              (901,856)     (5,943,148)    (5,583,099)   (2,057,170)      42,092     (4,922,900)
                                             ----------     -----------    -----------   -----------   ----------    -----------
   Net increase (decrease) in net assets
     resulting from operations                 (924,038)     (5,916,366)    (4,596,544)     (707,426)     127,806     (4,351,671)
                                             ----------     -----------    -----------   -----------   ----------    -----------
From capital transactions:
 Net premiums/deposits                          912,740      21,705,428     18,917,443    11,197,027    2,191,561     17,685,492
 Death Benefits                                  (5,663)        (80,081)        (8,718)     (119,891)           -        (10,108)
 Surrenders                                     (21,056)       (170,528)      (281,500)     (120,687)      (1,028)       (85,356)
 Withdrawals                                    (33,776)       (492,015)      (430,550)     (356,491)     (30,782)      (248,132)
 Transfers in (out of) subaccounts/fixed
   accounts, net-Note 1                         466,642       7,041,684      6,736,412     9,214,297    1,217,627      1,142,985
                                             ----------     -----------    -----------   -----------   ----------    -----------
   Net increase (decrease) in net assets
     resulting from capital transactions      1,318,887      28,004,488     24,933,087    19,814,255    3,377,378     18,484,881
                                             ----------     -----------    -----------   -----------   ----------    -----------
 Increase in net assets                         394,849      22,088,122     20,336,543    19,106,829    3,505,184     14,133,210
Net assets at beginning of period             1,083,089       8,222,654      2,865,712     3,580,814      205,877        724,339
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                  $1,477,938     $30,310,776    $23,202,255   $22,687,643   $3,711,061    $14,857,549
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD    $     8.29     $     26.79    $     26.48   $     24.31   $    11.46    $     30.90
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD              178,280       1,131,421        876,218       933,264      323,827        480,827
=================================================================================================================================

FOR THE YEAR ENDED DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                $   (8,211)    $   (19,876)   $    (5,105)  $    (4,713)  $     (324)   $      (664)
 Net realized and unrealized investment
   gains (losses)                               516,095       1,779,858        305,014       223,405        2,109        107,623
                                             ----------     -----------    -----------   -----------   ----------    -----------
   Net increase (decrease) in net assets
     resulting from operations                  507,884       1,759,982        299,909       218,692        1,785        106,959
                                             ----------     -----------    -----------   -----------   ----------    -----------
From capital transactions:
 Net premiums/deposits                          195,914       6,485,581      2,588,038     3,367,893      204,092        617,608
 Death Benefits                                       -               -              -             -            -              -
 Surrenders                                           -         (11,563)        (9,539)            -            -              -
 Withdrawals                                    (15,623)        (11,346)       (12,696)       (5,771)           -           (228)
 Transfers in (out of) subaccounts/fixed
   accounts, net-Note 1                          (6,561)              -              -             -            -              -
                                             ----------     -----------    -----------   -----------   ----------    -----------
   Net increase (decrease) in net assets
     resulting from capital transactions        173,730       6,462,672      2,565,803     3,362,122      204,092        617,380
                                             ----------     -----------    -----------   -----------   ----------    -----------
 Increase in net assets                         681,614       8,222,654      2,865,712     3,580,814      205,877        724,339
Net assets at beginning of period               401,475               -              -             -            -              -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                  $1,083,089     $ 8,222,654    $ 2,865,712   $ 3,580,814   $  205,877    $   724,339
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD    $    14.26     $     33.17    $     33.65   $     27.92   $    11.42    $     38.67
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD               75,953         247,894         85,162       128,253       18,028         18,731
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                        JANUS
                                                        ASPEN                    ALLIANCE     AMERICAN                 TEMPLETON
                                                       SERIES       ALLIANCE      GROWTH     CENTURY VP    AMERICAN    DEVELOPING
                                                      WORLDWIDE     PREMIER        AND         INCOME     CENTURY VP    MARKETS
                                                       GROWTH        GROWTH       INCOME      & GROWTH      VALUE      SECURITIES
FOR THE YEAR ENDED DECEMBER 31, 2000                  PORTFOLIO    PORTFOLIO    PORTFOLIO       FUND         FUND         FUND
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                        $   936,976   $   (7,326)  $   (5,116)  $   (5,080)  $   (3,602)   $   (818)
 Net realized and unrealized investment gains
   (losses)                                           (5,527,386)    (936,968)     191,372      (53,731)     109,640     (18,674)
                                                     -----------   ----------   ----------   ----------   ----------    --------
   Net increase (decrease) in net assets
     resulting from operations                        (4,590,410)    (944,294)     186,256      (58,811)     106,038     (19,492)
                                                     -----------   ----------   ----------   ----------   ----------    --------
From capital transactions:
 Net premiums/deposits                                18,551,244    4,928,332    4,461,605    1,260,671      889,726     155,023
 Death Benefits                                          (66,489)      (7,872)           -            -            -           -
 Surrenders                                              (70,449)     (39,372)           -            -            -           -
 Withdrawals                                            (325,857)     (22,775)     (21,386)     (10,207)      (7,938)        (11)
 Transfers in (out of) subaccounts/fixed
   accounts, net-Note 1                                7,717,935    1,260,449    1,255,929      372,612      392,602      42,314
                                                     -----------   ----------   ----------   ----------   ----------    --------
   Net increase (decrease) in net assets
     resulting from capital transactions              25,806,384    6,118,762    5,696,148    1,623,076    1,274,390     197,326
                                                     -----------   ----------   ----------   ----------   ----------    --------
 Increase in net assets                               21,215,974    5,174,468    5,882,404    1,564,265    1,380,428     177,834
Net assets at beginning of period                      2,733,495            -            -            -            -           -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                          $23,949,469   $5,174,468   $5,882,404   $1,564,265   $1,380,428    $177,834
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD            $     36.98   $    31.93   $    23.06   $     7.11   $     6.67    $   5.22
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                       647,633      162,057      255,091      220,009      206,961      34,068
=================================================================================================================================

FOR THE YEAR ENDED DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                        $    (3,010)  $        -   $        -   $        -   $        -    $      -
 Net realized and unrealized investment gains
   (losses)                                              339,397            -            -            -            -           -
                                                     -----------   ----------   ----------   ----------   ----------    --------
   Net increase (decrease) in net assets
     resulting from operations                           336,387            -            -            -            -           -
                                                     -----------   ----------   ----------   ----------   ----------    --------
From capital transactions:
 Net premiums/deposits                                 2,407,678            -            -            -            -           -
 Death Benefits                                                -            -            -            -            -           -
 Surrenders                                               (8,172)           -            -            -            -           -
 Withdrawals                                              (2,401)           -            -            -            -           -
 Transfers in (out of) subaccounts/fixed
   accounts, net-Note 1                                        3            -            -            -            -           -
                                                     -----------   ----------   ----------   ----------   ----------    --------
   Net increase (decrease) in net assets
     resulting from capital transactions               2,397,108            -            -            -            -           -
                                                     -----------   ----------   ----------   ----------   ----------    --------
 Increase in net assets                                2,733,495            -            -            -            -           -
Net assets at beginning of period                              -            -            -            -            -           -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                          $ 2,733,495   $        -   $        -   $        -   $        -    $      -
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD            $     47.75   $        -   $        -   $        -   $        -    $      -
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                        57,246            -            -            -            -           -
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     MORGAN
                                                                                         LAZARD        MORGAN        STANLEY
                                                              TEMPLETON     LAZARD     RETIREMENT      STANLEY      EMERGING
                                                                ASSET     RETIREMENT     SMALL      INTERNATIONAL    MARKETS
                                                              STRATEGY      EQUITY        CAP          MAGNUM        EQUITY
FOR THE YEAR ENDED DECEMBER 31, 2000                            FUND      PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                                 $   (742)    $ 87,895    $   15,787     $ 16,165      $  27,667
 Net realized and unrealized investment gains (losses)           2,764      (94,101)       39,955      (14,216)      (103,403)
                                                              --------     --------    ----------     --------      ---------
   Net increase (decrease) in net assets resulting from
     operations                                                  2,022       (6,206)       55,742        1,949        (75,736)
                                                              --------     --------    ----------     --------      ---------
From capital transactions:
 Net premiums/deposits                                         121,303      589,773       779,507      539,412        238,076
 Death Benefits                                                      -            -             -            -              -
 Surrenders                                                          -            -        (2,780)           -         (1,664)
 Withdrawals                                                      (148)      (6,170)       (7,708)      (6,963)        (2,065)
 Transfers in (out of) subaccounts/fixed accounts, net-Note
   1                                                            27,261      310,263       217,095      349,393         53,948
                                                              --------     --------    ----------     --------      ---------
   Net increase (decrease) in net assets resulting from
     capital transactions                                      148,416      893,866       986,114      881,842        288,295
                                                              --------     --------    ----------     --------      ---------
 Increase in net assets                                        150,438      887,660     1,041,856      883,791        212,559
Net assets at beginning of period                                    -            -             -            -              -
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                                   $150,438     $887,660    $1,041,856     $883,791      $ 212,559
=============================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD                     $  19.13     $  10.20    $    11.75     $  11.78      $    7.09
=============================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                               7,864       87,025        88,669       75,025         29,980
=============================================================================================================================

FOR THE YEAR ENDED DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                                 $      -     $      -    $        -     $      -      $       -
 Net realized and unrealized investment gains (losses)               -            -             -            -              -
                                                              --------     --------    ----------     --------      ---------
   Net increase (decrease) in net assets resulting from
     operations                                                      -            -             -            -              -
                                                              --------     --------    ----------     --------      ---------
From capital transactions:
 Net premiums/deposits                                               -            -             -            -              -
 Death Benefits                                                      -            -             -            -              -
 Surrenders                                                          -            -             -            -              -
 Withdrawals                                                         -            -             -            -              -
 Transfers in (out of) subaccounts/fixed accounts, net-Note
   1                                                                 -            -             -            -              -
                                                              --------     --------    ----------     --------      ---------
   Net increase (decrease) in net assets resulting from
     capital transactions                                            -            -             -            -              -
                                                              --------     --------    ----------     --------      ---------
 Increase in net assets                                              -            -             -            -              -
Net assets at beginning of period                                    -            -             -            -              -
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                                   $      -     $      -    $        -     $      -      $       -
=============================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD                     $      -     $      -    $        -     $      -      $       -
=============================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                                   -            -             -            -              -
=============================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      Valley Forge Life Insurance Company Variable Annuity Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operations on February 3, 1997. The assets of the Variable Account are segregated from VFL's general account and its other separate accounts. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNAF"). Loews Corporation owned approximately 87% of the outstanding common stock of CNAF at December 31, 2000.

      VFL sells a wide range of life insurance products, including the Capital Select Variable Annuity Contract and the Capital Select Plus Variable Annuity Contract (collectively, the "Contracts"). Under the terms of the Contracts, contractholders select where the net purchase payments of the Contracts are invested. The contractholder may choose to invest in either the Variable Account, the fixed account options or Fixed Account I or Fixed Account II collectively, the ("Fixed Accounts") or both the Variable Account and the Fixed Accounts.

      The Variable Account offers 35 subaccounts each of which invests in shares of corresponding funds (Funds), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by an investment advisor ("Investment Advisor") which is registered with the Securities and Exchange Commission. The Investment Advisors and subaccounts are identified here.

INVESTMENT ADVISOR:
FUND/SUBACCOUNT
-------------------------------------------------------
FEDERATED INVESTMENT MANAGEMENT COMPANY:
  Federated Prime Money Fund II
  Federated Utility Fund II
  Federated High Income Bond Fund II

FIDELITY MANAGEMENT & RESEARCH COMPANY:
  Fidelity Variable Insurance Products Fund Equity-
     Income Portfolio ("Fidelity Equity-Income
     Portfolio")
  Fidelity Variable Insurance Products Fund II
     Asset Manager Portfolio ("Fidelity Asset
     Manager Portfolio")
  Fidelity Variable Insurance Products Fund II
     Index 500 Portfolio ("Fidelity Index 500
     Portfolio")
  Fidelity Variable Insurance Products Fund II
     Contrafund Portfolio ("Fidelity Contrafund
     Portfolio")

FRED ALGER MANAGEMENT, INC.:
  Alger American Small Capitalization Portfolio
  Alger American Growth Portfolio
  Alger American MidCap Growth Portfolio
  Alger American Leveraged AllCap Portfolio*

INVESTMENT ADVISOR:
FUND/SUBACCOUNT
-------------------------------------------------------

JANUS CAPITAL CORPORATION:
  Janus Aspen Series Capital Appreciation Portfolio
  Janus Aspen Series Growth Portfolio
  Janus Aspen Series Balanced Portfolio
  Janus Aspen Series Flexible Income Portfolio
  Janus Aspen Series International Growth Portfolio
  Janus Aspen Series Worldwide Growth Portfolio

ALLIANCE CAPITAL MANAGEMENT, L.P.:
  Alliance Premier Growth Portfolio*
  Alliance Growth and Income Portfolio*

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC:
  American Century VP Income & Growth Fund*
  American Century VP Value Fund*

ARNOLD AND S. BLEICHROEDER ADVISERS, INC.:
  First Eagle SoGen Overseas Variable Fund

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

INVESTMENT ADVISOR:
FUND/SUBACCOUNT
-------------------------------------------------------
MFS INVESTMENT MANAGEMENT:
  MFS Emerging Growth Series
  MFS Research Series
  MFS Growth with Income Series
  MFS Limited Maturity Series (Closed to new
     investments)
  MFS Total Return Series

VAN ECK ASSOCIATES CORPORATION:
  Van Eck Worldwide Hard Assets Fund
  Van Eck Worldwide Emerging Markets Fund

TEMPLETON ASSET MANAGEMENT, LTD.:
  Templeton Developing Markets Securities Fund*

INVESTMENT ADVISOR:
FUND/SUBACCOUNT
-------------------------------------------------------

TEMPLETON INVESTMENT COUNSEL, INC.:
  Templeton Asset Strategy Fund*

LAZARD ASSET MANAGEMENT:
  Lazard Retirement Equity Portfolio*
  Lazard Retirement Small Cap Portfolio*

MORGAN STANLEY ASSET MANAGEMENT:
  Morgan Stanley International Magnum Portfolio*
  Morgan Stanley Emerging Markets Equity Portfolio*

* Subaccount was available for allocations as of March 1, 2000.

      The Fixed Account I is part of the General Account that offers a guaranteed uniform interest rate. The Fixed Account II, which is segregated from the General Account, offers various interest rates and time periods. The Fixed Account I and Fixed Account II are collectively hereafter referred to as the Fixed Accounts.

      The assets of the Fixed Accounts and the Variable Account are segregated from other VFL assets and from the General Account of VFL. The contractholder (before the maturity date, while the contractholder is still living or the contract is in force) may transfer all or part of any subaccount value to another subaccount(s) or to the Fixed Accounts, or transfer all or part of the Fixed Accounts value to any subaccounts. The Fixed Accounts, however, unlike the Variable Account, is not registered as an investment company under the Investment Company Act of 1940. Separate financial statements are not prepared for the Fixed Accounts and the accompanying financial statements do not reflect amounts invested in the Fixed Accounts.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      VALUATION OF INVESTMENTS--Investments in the Variable Account consist of shares of the Funds and are stated at fair value based on quoted market prices. Changes in the difference between fair value and cost are reflected as net investment unrealized gains (losses) in the accompanying financial statements.

      INVESTMENT INCOME--Investment income consists of dividends declared by the Funds which are recognized on the date of record.

      REALIZED INVESTMENT GAINS AND LOSSES--Realized investment gains and losses represent the difference between the proceeds from sales of shares of the Funds held by the Variable Account and the cost of such shares, which are determined using the first-in first-out cost method.

      FEDERAL INCOME TAXES--Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements.

      USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS -- CONCLUDED
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 3. CHARGES AND DEDUCTIONS

      VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the Contracts. The daily charge is equal to an annual rate of 1.25% of the net assets of the subaccount.

      An annual administration fee of $30 is also deducted from the subaccounts on each Contract if the Contract value is below $50,000. This fee is to cover a portion of VFL's administrative expenses related to the Contracts.

      VFL deducts a daily administration charge from the assets of the subaccounts on each Contracts to compensate it for a portion of the expenses it incurs in administering the Contracts. The daily charge is equal to an annual rate of 0.15% of the net assets of the subaccounts.

      VFL permits 12 free transfers among and between the subaccounts within the Variable Account (four of which can be from the Fixed Account) per contract year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.

      If amounts equal to the purchase payments are withdrawn before the passage of five full calendar years for the Capital Select Variable Annuity Contract or seven full calendar years for the Capital Select Plus Variable Annuity Contract from the date of receipt of the purchase payments or if annuity payments are elected to be received during the first full five calendar years or seven full calendar years for the Capital Select Variable Annuity Contract and the Capital Select Plus Variable Annuity Contract, respectively, from the date of receipt of the purchase payment, a surrender charge is assessed. This surrender charge ranges from 3% to 7% depending on the number of calendar years after which the purchase payments are either withdrawn or surrendered.

NOTE 4. DIVERSIFICATION REQUIREMENTS

      Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract will not be treated as an annuity contract under Section 72 of the Code for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the prospectuses of each of the Funds that the Variable Account participates in, that the mutual funds satisfy the diversification requirement of the regulations.

NOTE 5. DERIVATIVE INSTRUMENTS

      In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective for all fiscal years beginning after June 15, 2000. This statement requires that an entity recognize all derivative instruments as either assets or liabilities in the balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to change in the fair value or a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign currency denominated forecasted transaction. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation.

      The Variable Account intends to adopt SFAS 133 effective January 1, 2001. The Variable Account management does not expect the initial adoption of SFAS 133 to have a significant impact on the financial position or results of operations of the subaccounts.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Valley Forge Life Insurance Company

     We have audited the accompanying balance sheets of Valley Forge Life Insurance Company (a wholly-owned subsidiary of Continental Assurance Company, which is a wholly-owned subsidiary of Continental Casualty Company, a wholly-owned subsidiary of CNA Financial Corporation, an affiliate of Loews Corporation) as of December 31, 2000 and 1999, and the related statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. Our audits also included Schedule
III -- Supplementary Insurance Information and Schedule V -- Valuation and Qualifying Accounts and Reserves. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of Valley Forge Life Insurance Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 12 to the financial statements, the Company changed its method of accounting for liabilities for insurance-related assessments in 1999.

Deloitte & Touche LLP

Chicago, Illinois
March 27, 2001

                      VALLEY FORGE LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,                                         2000       1999       1998
--------------------------------------------------------------------------------------------
(In thousands of dollars)
Revenues:
  Net earned premiums                                         $250,519   $310,719   $315,599
  Net investment income                                         46,665     39,148     35,539
  Realized investment (losses) gains                            (5,289)   (19,081)    16,967
  Other revenues                                                 9,412      4,545      7,959
                                                              --------   --------   --------
                                                               301,307    335,331    376,064
                                                              --------   --------   --------
Benefits and expenses:
  Insurance claims and policyholders' benefits                 235,149    291,547    301,900
  Amortization of deferred acquisition costs                    14,428     13,942     11,807
  Other operating expenses                                      20,992     23,740     35,813
                                                              --------   --------   --------
                                                               270,569    329,229    349,520
                                                              --------   --------   --------
     Income before income tax expense and cumulative effect
       of change in accounting principle                        30,738      6,102     26,544
Income tax expense                                              10,814      2,087      9,091
                                                              --------   --------   --------
     Income before cumulative effect of change in accounting
       principle                                                19,924      4,015     17,453
Cumulative effect of change in accounting principle, net of
  tax                                                               --       (234)        --
--------------------------------------------------------------------------------------------
     NET INCOME                                               $ 19,924   $  3,781   $ 17,453
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

   The accompanying Notes are an integral part of these Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                                 BALANCE SHEETS

-------------------------------------------------------------------------------------
DECEMBER 31,                                                     2000         1999
-------------------------------------------------------------------------------------
(In thousands of dollars, except share data)
ASSETS
  Investments:
     Fixed maturity securities available-for-sale (amortized
      cost: $556,302 and $548,444)                            $  557,866   $  530,512
     Equity securities available-for-sale (cost: $9,994 and
      $0)                                                         10,215           51
     Policy loans                                                 98,178       93,575
     Other invested assets                                            87          433
     Short-term investments                                       62,429       24,714
                                                              ----------   ----------
       Total investments                                         728,775      649,285
  Cash                                                             9,319        3,529
  Receivables:
     Reinsurance ($2,128,409 and $2,084,800 from Assurance)    2,770,755    2,414,553
     Premium and other                                            67,163       82,852
     Allowance for doubtful accounts                                 (28)         (12)
  Deferred acquisition costs                                     126,352      127,297
  Accrued investment income                                       12,551       11,066
  Receivables for securities sold                                     --        2,426
  Federal income tax recoverable (from Assurance)                     --        4,316
  Other assets                                                     6,280        4,883
  Separate Account business                                      532,017      209,183
-------------------------------------------------------------------------------------
       TOTAL ASSETS                                           $4,253,184   $3,509,378
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Insurance reserves:
     Future policy benefits                                   $3,038,477   $2,751,396
     Claims and claim expense                                    110,418      139,653
     Policyholders' funds                                         40,338       43,466
  Payables for securities purchased                                   --        2,421
  Federal income taxes payable (to Assurance)                      9,536           --
  Deferred income taxes                                            9,040        2,694
  Due to affiliates                                               84,042       12,435
  Commissions and other payables                                 144,888       95,976
  Separate Account business                                      532,017      209,183
                                                              ----------   ----------
       TOTAL LIABILITIES                                       3,968,756    3,257,224
                                                              ----------   ----------
Commitments and contingent liabilities (Notes 1 and 10)
Stockholder's Equity:
  Common stock ($50 par value; Authorized 200,000 shares;
     Issued 50,000 shares)                                         2,500        2,500
  Additional paid-in capital                                      69,150       69,150
  Retained earnings                                              211,388      191,464
  Accumulated other comprehensive income (loss)                    1,390      (10,960)
                                                              ----------   ----------
       TOTAL STOCKHOLDER'S EQUITY                                284,428      252,154
-------------------------------------------------------------------------------------
       TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY             $4,253,184   $3,509,378
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

   The accompanying Notes are an integral part of these Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                            STATEMENTS OF CASH FLOWS

---------------------------------------------------------------------------------------------
DECEMBER 31,                                                  2000        1999        1998
---------------------------------------------------------------------------------------------
(In thousands of dollars)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income                                                $  19,924   $   3,781   $  17,453
  Adjustments to reconcile net income to net cash flows
     from operating activities:
  Cumulative effect of changes in accounting principle,
     net of tax                                                    --         234          --
  Deferred income tax provision                                (1,159)      4,924       2,058
  Net realized investment losses (gains), pre-tax               5,289      19,081     (16,967)
  Accretion of bond discount                                   (4,216)     (2,999)     (4,821)
  Changes in:
     Receivables, net                                        (318,672)   (300,832)   (544,920)
     Deferred acquisition costs                               (14,240)    (13,866)    (16,746)
     Accrued investment income                                 (1,485)     (3,345)     (2,476)
     Due to affiliates                                         64,985     (10,489)     37,945
     Federal income taxes payable and recoverable              13,852     (10,784)        493
     Insurance reserves                                       291,444     380,939     541,560
     Commissions and other payables and other                  45,175      25,408     (18,804)
     Transfer of Federal Employee Health Benefits Plan          6,622          --          --
     Transfer of Life Re business                              (4,134)         --          --
                                                            ---------   ---------   ---------
       Total adjustments                                       83,461      88,271     (22,678)
                                                            ---------   ---------   ---------
       NET CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES     103,385      92,052      (5,225)
                                                            ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
  Purchases of fixed maturity securities                     (695,586)  (1,512,848)  (744,431)
  Proceeds from fixed maturity securities:
     Sales                                                    618,202   1,339,905     741,277
     Maturities, calls and redemptions                         65,727      58,263      33,635
  Purchases of equity securities                               (9,994)         --          (5)
  Proceeds from sale of equity securities                          --       2,647           5
  Change in short-term investments                            (34,527)     59,455     (73,233)
  Change in policy loans                                       (4,603)    (19,424)     (7,179)
  Change in other invested assets                                (115)        205         (82)
                                                            ---------   ---------   ---------
       NET CASH FLOWS USED IN INVESTING ACTIVITIES            (60,896)    (71,797)    (50,013)
                                                            ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Receipts for investment contracts credited to
     policyholder accounts                                     11,240      15,901      30,007
  Return of policyholder account balances on investment
     contracts                                                (47,939)    (36,377)    (25,584)
  Capital contribution from Assurance                              --          --      30,000
                                                            ---------   ---------   ---------
       NET CASH FLOWS (USED IN) FROM FINANCING ACTIVITIES     (36,699)    (20,476)     34,423
                                                            ---------   ---------   ---------
       NET CASH FLOWS                                           5,790        (221)    (20,815)
Cash at beginning of period                                     3,529       3,750      24,565
---------------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                       $   9,319   $   3,529   $   3,750
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Supplemental disclosures of cash flow information:
       Federal income taxes (refunded) or paid              $  (1,924)  $   8,260   $   6,651
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

   The accompanying Notes are an integral part of these Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                       STATEMENTS OF STOCKHOLDER'S EQUITY

-------------------------------------------------------------------------------------------------------------
                                                                                 Accumulated
                                                                                    Other
                                        Additional   Comprehensive              Comprehensive       Total
                               Common    Paid-in        Income       Retained      Income       Stockholder's
                               Stock     Capital        (Loss)       Earnings      (Loss)          Equity
-------------------------------------------------------------------------------------------------------------
(In thousands of dollars)
Balance, December 31, 1997     $2,500    $39,150                     $170,230     $  4,380        $216,260

Capital contribution from
  Assurance                       --      30,000                          --            --          30,000
Comprehensive income:
  Net income                      --          --       $ 17,453       17,453            --          17,453
  Other comprehensive income      --          --            107           --           107             107
                                                       --------
Total comprehensive income                             $ 17,560
                                                       ========
-------------------------------------------------------------------------------------------------------------
Balance, December 31, 1998     2,500      69,150                     187,683         4,487         263,820

Comprehensive income (loss):
  Net income                      --          --       $  3,781        3,781            --           3,781
  Other comprehensive loss        --          --        (15,447)          --       (15,447)        (15,447)
                                                       --------
Total comprehensive loss                               $(11,666)
                                                       ========
-------------------------------------------------------------------------------------------------------------
Balance, December 31, 1999     2,500      69,150                     191,464       (10,960)        252,154

Comprehensive income:
  Net income                      --          --       $ 19,924       19,924            --          19,924
  Other comprehensive income      --          --         12,350           --        12,350          12,350
                                                       --------
Total comprehensive income                             $ 32,274
                                                       ========
-------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2000     $2,500    $69,150                     $211,388     $  1,390        $284,428
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

   The accompanying Notes are an integral part of these Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     Valley Forge Life Insurance Company (VFL) is a wholly owned subsidiary of Continental Assurance Company (Assurance). Assurance is a wholly owned subsidiary of Continental Casualty Company (Casualty) which is wholly owned by CNA Financial Corporation (CNAF). As of December 31, 2000, Loews Corporation owned approximately 87% of the outstanding common stock of CNAF.

     VFL markets and underwrites insurance products designed to satisfy the life, health insurance and retirement needs of individuals and groups. Products available in individual policy form include annuities as well as term and universal life insurance. Products available in group policy form includes life insurance, pension products and accident and health insurance. VFL also markets a portfolio of variable Separate Account products, consisting primarily of annuity and universal life products. These products offer policyholders the option of allocating payments to one or more variable investment portfolios or to a guaranteed income account or both. Cash receipts and deposits received for the variable Separate Accounts are invested in investment portfolios, as allocated by the contractholders, where the investment risk is borne by the contractholder. Cash receipts and deposits received for these products that are allocated to the guaranteed income account earn a minimum guaranteed rate of interest for a specified period of time.

     The operations and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its Separate Account business, to its parent, Assurance. This ceded business is then pooled with the business of Assurance, which excludes Assurance's participating contracts and Separate Account business, and 10% of the combined pool is assumed by VFL.

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP).

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INSURANCE

     Earned premium revenue- Revenues on interest sensitive type contracts are comprised of contract charges and fees, which are recognized over the coverage period. Accident and health insurance premiums are earned ratably over the duration of the policies after provision for estimated adjustments on retrospectively rated policies and deductions for ceded insurance. Premiums for other life insurance products and annuities are recognized as revenue when due, after deductions for ceded insurance.

     Claim and claim adjustment expense reserves- Claim and claim adjustment expense reserves represent management's estimates of ultimate liabilities based on currently available facts and case law. The ultimate liability may vary significantly from such estimates. VFL regularly reviews its reserves, and any adjustments to the previously established reserves are recognized in operating income in the period that the need for such adjustments becomes apparent.

     Future policy benefits reserves- Reserves for traditional life insurance products (whole and term life products) and long-term care products are computed using the net level premium method, which incorporates actuarial assumptions as to interest rates, mortality, morbidity, withdrawals and expenses. Actuarial assumptions generally vary by plan, age at issue and policy duration, and include a margin for adverse deviation. Interest rates range from 3% to 9% and mortality, morbidity and withdrawal assumptions are based on VFL and industry experience prevailing at the time of issue. Expense assumptions include the estimated effects of

                      VALLEY FORGE LIFE INSURANCE COMPANY
inflation and expenses to be incurred beyond the premium paying period. Reserves for interest sensitive contracts are equal to the account balances that accrue to the benefit of the contractholders. Interest crediting rates ranged from 4.30% to 6.85% for the three years ended December 31, 2000.

     Insurance-related assessments- VFL's participation in involuntary risk pools is mandatory and is generally a function of its proportionate share of the voluntary market, by line of insurance, in each state in which it does business. In the first quarter of 1999, VFL adopted Statement of Position No. 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments (SOP 97-3). SOP 97-3 requires that insurance companies recognize liabilities for insurance-related assessments when an assessment is probable, when it can be reasonably estimated and when the event obligating the entity to pay an imposed or probable assessment has occurred on or before the date of the financial statements. Adoption of SOP 97-3 resulted in an after-tax charge of $234 thousand as a cumulative effect of a change in accounting principle for the year 1999. The pro forma effect of adoption on reported results for prior periods was not significant. Insurance related assessment liabilities are not discounted or recorded net of premium taxes. These liabilities are included as part of other liabilities in the balance sheets.

     Reinsurance- Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and reported as a recoverable in the balance sheets. Reinsurance contracts that do not meet the criteria for risk transfer are recorded in accordance with Statement of Position No. 98-7, Deposit Accounting:
Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk.

     In addition to the Reinsurance Pooling Agreement with Assurance, VFL also assumes and cedes insurance with other insurers and reinsurers and members of various reinsurance pools and associations. VFL utilizes reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposures on larger risks. The reinsurance coverages are tailored to the specific risk characteristics of each product line with VFL's retained amount varying by type of coverage. VFL's reinsurance includes coinsurance, yearly renewable term and facultative programs.

     Deferred acquisition costs- Life insurance business acquisition costs are deferred and amortized based on assumptions consistent with those used for computing future policy benefits reserves. Such costs include commissions, premium taxes and certain underwriting and policy issuance costs. Anticipated investment income is considered in the determination of the recoverability of deferred acquisition costs. Deferred acquisition costs on traditional life business are amortized over the assumed premium paying periods. The amortization of deferred acquisition costs for interest sensitive and annuity contracts are matched to the recognition of gross profits on these contracts. To the extent that unrealized gains or losses on available-for-sale securities would result in an adjustment of deferred policy acquisition costs had they actually been realized, an adjustment is recorded to deferred acquisition costs and to unrealized investment gains or losses.

INVESTMENTS

     Valuation of investments- VFL classifies its fixed maturity securities (bonds and redeemable preferred stocks) and its equity securities as available-for-sale, and as such, they are carried at fair value. The amortized cost of fixed maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity, and such adjustments are included in net investment income. Changes in fair value are reported as a component of other comprehensive income. Investments are written down to estimated fair value and losses are recognized in income when a decline is determined to be other than temporary.

     Policy loans are carried at unpaid balances. Short-term investments are carried at amortized cost, which approximates market value. VFL has no investments in real estate or mortgage loans.

                      VALLEY FORGE LIFE INSURANCE COMPANY

     Investments in derivative securities are carried at fair value at the reporting date, and changes in fair value are recognized in realized investment gains and losses. VFL's derivative investments are made up of interest rate caps and purchased options and are classified as other invested assets.

     Investment gains and losses- All securities transactions are recorded on the trade date. Realized investment gains and losses are determined on the basis of the cost or amortized cost of the specific securities sold.

     Securities lending activities- VFL lends securities to unrelated parties, primarily major brokerage firms. Borrowers of these securities must deposit collateral with VFL equal to 100% of the fair value of the securities if the collateral is cash or 102% if the collateral is securities. Cash deposits from these transactions are invested in short-term investments (primarily commercial paper) and a liability is recognized for the obligation to return the collateral. VFL continues to receive the interest on loaned debt securities as beneficial owner, and accordingly, loaned debt securities are included in fixed maturity securities. VFL had no securities on loan at December 31, 2000 or 1999.

     Separate Account business- VFL writes certain variable annuity contracts and universal life policies. The supporting assets and liabilities of certain of these contracts and policies are legally segregated and reported as assets and liabilities of Separate Account business. VFL guarantees principal and a specified return to the contractholders on approximately 16.9% and 15.7% of the Separate Account assets at December 31, 2000 and 1999. Substantially all assets of the Separate Account business are carried at fair value. Separate Account liabilities are principally obligations due to contractholders and are carried at contract values. Investment income and realized capital gains and losses of the Separate Account business accrue directly to the contractholders and, therefore, are not included in VFL's statement of operations. Revenues to VFL from the Separate Account business consist of contract maintenance fees, administration fees and mortality and expense risk charges, and are included in other revenue.

INCOME TAXES

     VFL accounts for income taxes under the liability method. Under the liability method, deferred income taxes are recognized for temporary differences between the financial statement and tax return bases of assets and liabilities. Temporary differences primarily relate to insurance reserves, deferred acquisition costs and net unrealized investment gains or losses.

ACCOUNTING PRONOUNCEMENTS

     In the first quarter of 2000, VFL adopted the American Institute of Certified Public Accountants' Statement of Position No. 98-7, Deposit
Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk (SOP 98-7). Adoption of SOP 98-7 did not have a significant impact on the results of operations or the equity of VFL.

     In December 1999, the Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements (SAB
101). SAB 101 summarizes the SEC Staff's view in applying GAAP to revenue recognition in financial statements. This bulletin, through its subsequent revised releases SAB No. 101A and No. 101B, was effective for registrants no later than the fourth fiscal quarter of fiscal years beginning after December 15, 1999. Adoption of this bulletin, which occurred on October 1, 2000, did not have a significant impact on the results of operations or the equity of VFL.

     In 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standard No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 was subsequently amended by Statement of Financial Accounting Standard No. 137, Accounting for Derivative Instruments and Hedging Activities-Deferral of the Effective Date of FASB Statement No. 133, which delayed the effective date of SFAS 133 by one year, and Statement of Financial Accounting Standards No. 138,

                      VALLEY FORGE LIFE INSURANCE COMPANY

Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138). SFAS 138 addresses a limited number of issues causing implementation difficulties for entities applying SFAS 133. SFAS 133 requires that an entity recognize all derivative instruments as either assets or liabilities in the balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as a hedge of the exposures to changes in the fair value, cash flows of foreign currencies, or a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation.

     VFL has adopted SFAS 133 effective January 1, 2001. The transition adjustments resulting from adoption must be reported in net income or other comprehensive income, as appropriate, as the cumulative effect of a change in accounting principle. Adoption of SFAS 133 will not have a significant impact on the equity or results of operations of VFL. VFL already carries its investment-related derivatives at fair value and the resulting changes in fair values are recognized through net income.

NOTE 2. INVESTMENTS

     The significant components of net investment income are presented in the following table:

-------------------------------------------------------------------------------------------
                                   NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------
                  Year ended December 31,                        2000      1999      1998
-------------------------------------------------------------------------------------------
(In thousands of dollars)
Interest:
  Fixed maturity securities -- Taxable bonds                    $36,879   $30,851   $27,150
  Policy loans                                                    6,011     4,963     4,760
  Short-term investments                                          3,798     2,969     3,803
Dividend and other:
  Equity securities                                                 227        54        72
  Other                                                             271       778       105
                                                                -------   -------   -------
Gross investment income                                          47,186    39,615    35,890
Investment expense                                                  521       467       351
-------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME                                         $46,665   $39,148   $35,539
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY

     Net realized investment gains (losses) and unrealized appreciation (depreciation) in investments are set forth in the following table:

------------------------------------------------------------------------------------------
NET INVESTMENT APPRECIATION (DEPRECIATION)
------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,                                        2000       1999      1998
------------------------------------------------------------------------------------------
(In thousands of dollars)
Realized investment (losses) gains:
  Fixed maturity securities:
     Gross realized gains                                     $ 2,648   $  4,399   $17,604
     Gross realized losses                                     (7,350)   (25,380)     (697)
                                                              -------   --------   -------
  Net realized (losses) gains on fixed maturity securities     (4,702)   (20,981)   16,907
  Equity securities:
     Gross realized gains                                          --      1,667        --
                                                              -------   --------   -------
  Net realized (losses) gains on equity securities                 --      1,667        --
  Other realized investment (losses) gains                       (587)       233        60
                                                              -------   --------   -------
                                                               (5,289)   (19,081)   16,967
Income tax benefit (expense)                                    1,851      6,679    (5,938)
                                                              -------   --------   -------
          Net realized investment (losses) gains               (3,438)   (12,402)   11,029
                                                              -------   --------   -------
Net change in unrealized appreciation (depreciation) in
  investments:
  Fixed maturity securities                                    19,496    (23,813)      441
  Equity securities                                               171     (1,186)      (42)
  Adjustment to deferred policy acquisition costs related to
     unrealized (losses) gains and other                         (667)     1,235      (235)
                                                              -------   --------   -------
                                                               19,000    (23,764)      164
Deferred income tax (expense) benefit                          (6,650)     8,317       (57)
                                                              -------   --------   -------
     Net change in unrealized appreciation (depreciation) in
       investments                                             12,350    (15,447)      107
------------------------------------------------------------------------------------------
     NET REALIZED AND CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) IN INVESTMENTS                            $ 8,912   $(27,849)  $11,136
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
ANALYSIS OF NET UNREALIZED INVESTMENT GAINS (LOSSES)
INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME
-------------------------------------------------------------------------------------------------------
                                                    2000                              1999
                                        -----------------------------    ------------------------------
DECEMBER 31                              GAINS      LOSSES      NET      GAINS      LOSSES       NET
-------------------------------------------------------------------------------------------------------
(In thousands of dollars)
Fixed maturity securities               $  9,327    $(7,763)   $1,564    $  666    $(18,598)   $(17,932)
Equity securities                            222         --       222        51          --          51
Adjustment to deferred policy
  acquisition costs related to
  unrealized
  (losses) gains and other                 1,789     (1,436)      353     1,468        (448)      1,020
-------------------------------------------------------------------------------------------------------
                                        $ 11,338    $(9,199)    2,139    $2,185    $(19,046)    (16,861)
                                        ===================              ==================
Deferred income tax (expense) benefit                            (749)                            5,901
-------------------------------------------------------------------------------------------------------
     NET UNREALIZED INVESTMENT GAINS
     (LOSSES)                                                  $1,390                          $(10,960)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS IN FIXED MATURITY
AND EQUITY SECURITIES AVAILABLE FOR SALE

----------------------------------------------------------------------------------------------------
                                                    COST OR       GROSS         GROSS
(IN THOUSANDS OF DOLLARS)                          AMORTIZED    UNREALIZED    UNREALIZED      FAIR
DECEMBER 31, 2000                                    COST         GAINS         LOSSES       VALUE
----------------------------------------------------------------------------------------------------
U.S. Treasuries and obligations of government
  agencies                                         $ 18,670       $  434       $  (431)     $ 18,674
Asset-backed securities                             142,774        1,028          (818)      142,983
Corporate securities                                313,026        7,114        (4,964)      315,176
Other debt securities                                81,832          751        (1,550)       81,033
                                                   -------------------------------------------------
  Total fixed maturity securities                   556,302        9,327        (7,763)      557,866
Equity securities                                     9,994          221            --        10,215
----------------------------------------------------------------------------------------------------
  TOTAL                                            $566,296       $9,548       $(7,763)     $568,081
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
December 31, 1999
----------------------------------------------------------------------------------------------------
U.S. Treasuries and obligations of government
  agencies                                         $253,041       $   --       $ 6,988      $246,053
Asset-backed securities                             107,275           50         4,200       103,125
Corporate securities                                164,140           98         6,914       157,324
Other debt securities                                23,988          518           496        24,010
                                                   -------------------------------------------------
  Total fixed maturity securities                   548,444          666        18,598       530,512
Equity securities                                        --           51            --            51
----------------------------------------------------------------------------------------------------
  TOTAL                                            $548,444       $  717       $18,598      $530,563
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS IN FIXED MATURITY SECURITIES BY CONTRACTUAL MATURITY

-------------------------------------------------------------------------------------
                                                                AMORTIZED      FAIR
DECEMBER 31, 2000                                                 COST        VALUE
-------------------------------------------------------------------------------------
(In thousands of dollars)
Due in one year or less                                         $     --     $     --
Due after one year through five years                            180,482      184,174
Due after five years through ten years                           152,543      150,662
Due after ten years                                               80,503       80,047
Asset-backed securities not due at a single maturity date        142,774      142,983
-------------------------------------------------------------------------------------
  TOTAL                                                         $556,302     $557,866
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

     Actual maturities may differ from contractual maturities because securities may be called or prepaid with or without call or prepayment penalties.

     There are no investments, other than equity securities, that did not produce income for the years ended December 31, 2000 and 1999. Except for investments in securities of the U.S. Government and its agencies, there are no investments in a single issuer that when aggregated exceed 10% of stockholder's equity at December 31, 2000.

     Securities with carrying values of $2.7 million were deposited by VFL under requirements of regulatory authorities as of both December 31, 2000 and 1999.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 3. FINANCIAL INSTRUMENTS

     In the normal course of business, VFL invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative securities, including off-balance sheet financial instruments.

     Fair values are disclosed for all financial instruments, for which it is practicable to estimate that value, whether or not recognized in the balance sheets. Management attempts to obtain quoted market prices for the purpose of these disclosures. Where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. These techniques are significantly affected by management's assumptions, including discount rates and estimates of future cash flows. Potential taxes and other transaction costs have not been considered in estimating fair value. The estimates presented herein are not necessarily indicative of the amounts VFL would realize in a current market exchange.

     Non-financial instruments such as deferred acquisition costs and deferred income taxes and certain financial instruments such as insurance reserves and reinsurance receivables are excluded from the fair value disclosures. Therefore, the fair value amounts cannot be aggregated to determine the underlying economic value of VFL.

     The carrying amounts reported on the balance sheet for cash, short-term investments, accrued investment income, receivables for securities sold, payables for securities purchased and certain other assets and other liabilities approximate fair value because of the short-term nature of these items. These assets and liabilities are not listed in the following table.

     The following methods and assumptions were used by VFL in estimating the fair value amounts for financial instruments:

     The fair values of fixed maturity and equity securities were based on quoted market prices, where available. For securities not actively traded, fair values were estimated using values obtained from independent pricing services, costs to settle, or quoted market prices of comparable instruments.

     The fair values for policy loans were estimated using discounted cash flow analyses at interest rates currently offered for similar loans to borrowers with comparable credit quality. Loans with similar characteristics were aggregated for purposes of the calculations.

     Premium deposits and annuity contracts were valued based on cash surrender values and the outstanding fund balances.

     Valuation techniques to determine fair value of other invested assets and other separate account business assets consisted of discounting cash flows, obtaining quoted market prices of the investments and comparing the investments to similar instruments of the underlying assets of the investments.

     The fair values of the liabilities for variable separate account business were based on the quoted market values of the underlying assets of each variable separate account, adjusted for policyholder surrender charges. Regarding the general account products, the fair value of annuities with a surrender charge was approximated as the cash surrender value, while the fair value of other funds and annuities was assumed to equal their carrying value, as most of these are of a short-term nature.

                      VALLEY FORGE LIFE INSURANCE COMPANY

     The carrying amount and estimated fair value of VFL's financial instrument assets and liabilities are listed below:

------------------------------------------------------------------------------------------------
                                                           2000                    1999
                                                   ---------------------   ---------------------
                                                   CARRYING   ESTIMATED    CARRYING   ESTIMATED
DECEMBER 31,                                        AMOUNT    FAIR VALUE    AMOUNT    FAIR VALUE
------------------------------------------------------------------------------------------------
  (In thousands of dollars)
  FINANCIAL ASSETS
  General account business:
     Fixed maturity securities                     $557,866    $557,866    $530,512    $530,512
     Equity securities                               10,215      10,215          51          51
     Policy loans                                    98,178      90,626      93,575      87,156
     Other                                               87          87         433         433
  Separate Account business:
     Fixed maturity securities                        8,708       8,708      12,999      12,999
     Equity securities (primarily mutual funds)     443,385     443,385     175,772     175,772
     Other                                              117         117         119         119
  FINANCIAL LIABILITIES
  General account business:
     Guaranteed investment contracts                 35,073      35,073      36,218      36,218
     Deferred annuities                              47,380      44,533      60,024      55,884
     Other                                              256         256         367         367
  Separate Account business:
     Variable separate accounts                     518,838     480,071     198,160     186,332
------------------------------------------------------------------------------------------------

     VFL invests in derivative financial instruments in the normal course of business primarily to reduce its exposure to market risk (principally interest rate risk, equity stock price risk and foreign currency risk). Financial instruments used for such purposes may include interest rate caps, put and call options, commitments to purchase securities, futures and forwards. VFL also uses derivatives to mitigate the risk associated with certain guaranteed annuity contracts by purchasing certain options in a notional amount equal to the original customer deposit. VFL generally does not hold or issue these instruments for trading purposes.

     An interest rate cap consists of a guarantee given by the issuer to the purchaser in exchange for the payment of a premium. This guarantee states that if interest rates rise above a specified rate, the issuer will pay to the purchaser the difference between the then current market rate and the specified rate on the notional principal amount.

     Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, to either purchase or sell a financial instrument at a specified price within a specified period of time. The option purchaser pays a premium to the option seller (writer) for the right to exercise the option. The option seller is obligated to buy (put) or sell (call) the item underlying the contract at a set price, if the option purchaser chooses to exercise.

     Derivative financial instruments consist of interest rate caps in the general account and purchased options in the Separate Accounts at December 31, 2000. The gross notional principal or contractual amounts of derivative financial instruments in the general account at December 31, 2000 and 1999 totaled $50 million. The gross notional principal or contractual amounts of derivative financial instruments in the Separate Accounts was $295 thousand at December 31, 2000 and December 31, 1999. The contractual or notional amounts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these instruments.

                      VALLEY FORGE LIFE INSURANCE COMPANY

     The fair values associated with derivative financial instruments are generally affected by interest rates, equity stock prices and foreign exchange rates. The credit exposure associated with non-performance by the counter-parties to these instruments is generally limited to the gross fair value of the asset related to the instruments recognized in the balance sheet. VFL continuously monitors credit worthiness of its counter-parties. Due to the nature of the derivative securities, VFL does not generally require collateral from its counter-parties.

     The fair value of derivatives generally represents the estimated amounts that VFL would expect to receive or pay upon termination of the contracts at the reporting date. Dealer quotes are available for substantially all of VFL's derivatives. For derivative financial instruments not actively traded, fair values are estimated using values obtained from independent pricing services, costs to settle or quoted market prices of comparable instruments.

     The fair value of derivative financial assets (liabilities) the contractual or notional amounts and net realized gains and losses on derivative financial instruments, in the general account and Separate Accounts at December 31, 2000 and 1999 are shown below. There is no difference between the gross values and net values.

-----------------------------------------------------------------------------------------------
                                                 CONTRACTUAL       FAIR VALUE        RECOGNIZED
                                                  NOTIONAL     -------------------     GAINS
FOR THE YEARS ENDED DECEMBER 31,                   AMOUNT      ASSET   (LIABILITY)    (LOSSES)
-----------------------------------------------------------------------------------------------
(In thousands of dollars)
-----------------------------------------------------------------------------------------------
2000
-----------------------------------------------------------------------------------------------
General account:
  Interest rate caps                               $50,000     $ 87      $    --       $(268)
-----------------------------------------------------------------------------------------------
TOTAL                                              $50,000     $ 87      $    --       $(268)
-----------------------------------------------------------------------------------------------
Separate Accounts:
  Options purchased                                $   295     $117      $    --       $  (2)
-----------------------------------------------------------------------------------------------
TOTAL                                              $   295     $117      $    --       $  (2)
-----------------------------------------------------------------------------------------------
1999
-----------------------------------------------------------------------------------------------
General account:
  Interest rate caps                               $50,000     $433           --       $ 396
  Commitments to purchase Mortgage backed
     securities                                         --       --           --       $ (30)
-----------------------------------------------------------------------------------------------
TOTAL                                              $50,000     $433           --       $ 366
-----------------------------------------------------------------------------------------------
Separate Accounts:
  Options purchased                                $   295     $119           --       $  54
-----------------------------------------------------------------------------------------------
TOTAL                                              $   295     $119           --       $  54
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

NOTE 4. STATUTORY CAPITAL AND SURPLUS (UNAUDITED)

     Statutory capital and surplus and net income for VFL are determined in accordance with accounting practices prescribed or permitted by the Pennsylvania Insurance Department. Prescribed statutory accounting practices are set forth in a variety of publications of the National Association of Insurance Commissioners as

                      VALLEY FORGE LIFE INSURANCE COMPANY
well as state laws, regulations, and general administrative rules. VFL has no material permitted accounting practices.

--------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                                 2000       1999       1998
--------------------------------------------------------------------------------------------
(In thousands of dollars)
Statutory capital and surplus                                 $166,285   $153,097   $147,100
Statutory net income (loss)                                        456      8,319     (8,099)
--------------------------------------------------------------------------------------------

     The payment of dividends by VFL to Assurance without prior approval of the Pennsylvania Insurance Department is limited to formula amounts. As of December 31, 2000, dividends of approximately $16.6 million were not subject to prior Insurance Department approval.

     In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles (Codification). Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The states in which VFL conducts business will require adoption of Codification (with certain modifications) for the preparation of statutory financial statements effective January 1, 2001. VFL estimates that the adoption of Codification, as modified, will increase statutory capital and surplus as of January 1, 2001 by approximately $1.3 million, which primarily relates to the recognition of deferred tax assets partially offset by establishment of liabilities for insurance related-assessments and pensions.

NOTE 5. COMPREHENSIVE INCOME

     Comprehensive income is comprised of all changes to stockholder's equity, including net income, except those changes resulting from transactions with stockholders in their capacity as stockholders. Accumulated other comprehensive income (loss) is comprehensive income exclusive of net income. The change in the components of comprehensive income (loss) are shown in the following table:

--------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,                                          2000       1999      1998
--------------------------------------------------------------------------------------------
(In thousand of dollars)
Net income (loss)                                               $19,924   $  3,781   $17,453
Other comprehensive income:
  Change in unrealized gains (losses) on general account
     investments
     Holding gains arising during the period                      9,907    (20,919)    3,991
     Less: unrealized gains at beginning of period included
       in realized gains during the period                       (9,760)     4,080     3,592
                                                                -------   --------   -------
  Net change in unrealized gains (losses) on general account
     investments                                                 19,667    (24,999)      399
  Net change in unrealized gains (losses) on separate
     accounts and other                                            (667)     1,235      (235)
                                                                -------   --------   -------
  Other comprehensive income (loss), before income tax           19,000    (23,764)      164
  Deferred income tax (expense) benefit related to other
     comprehensive income                                        (6,650)     8,317       (57)
                                                                -------   --------   -------
Other comprehensive income (loss), net of tax                    12,350    (15,447)      107
                                                                -------   --------   -------
Total comprehensive income (loss)                               $32,274   $(11,666)  $17,560
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 6. BENEFIT PLANS

     VFL has no employees as it has contracted with Casualty for services provided by Casualty employees. As Casualty is a wholly owned subsidiary of CNAF, all Casualty employees are covered by CNAF's Benefit Plans. CNAF's plans are discussed below.

PENSION PLAN

     CNAF has noncontributory pension plans covering full time employees age 21 or over who have completed at least one year of service. While the benefits for the plans vary, they are generally are based on years of credited service and the employees' highest sixty consecutive months of compensation. Casualty is included in the CNA Retirement Plan and VFL is allocated a share these expenses. The net pension cost allocated to VFL was $0.4 million, $1.0 million, and $1.1 million for the years-ended December 31, 2000, 1999, and 1998, respectively.

     In 2000, employees of Casualty who were employed at December 31, 1999 and remained employed at April 24, 2000 were required to make a choice regarding their continued participation in the pension plan. Employees who elected to forgo earning additional benefits in the pension plan and all employees hired by Casualty on or after January 1, 2000 receive enhanced contributions in the Savings and Capital Accumulation Plan (S-CAP) (see Savings Plan discussion below).

POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFITS

     CNAF provides certain healthcare and life insurance benefits to eligible retired employees, their covered dependents and their beneficiaries. The funding for these plans is generally to pay covered expenses as they are incurred. Net postretirement benefit cost allocated to VFL was $0.2 million, $0.3 million, and $0.5 million for the years-ended December 31, 2000, 1999, and 1998, respectively.

SAVINGS PLAN

     Casualty employees are eligible to participate in the S-CAP, which is a contributory plan that allows most employees to contribute a maximum of 13% of their eligible compensation, subject to certain limitations prescribed by the Internal Revenue Service. Casualty contributes an amount equal to 70% of the first 6% of salary contributed by the employee. VFL is allocated a share of the S-CAP expenses incurred by Casualty.

     As noted above, during 2000 Casualty employees were required to make a choice regarding their continued participation in the pension plan. Employees who elected to forego earning additional benefits in the pension plan and all employees hired by Casualty on or after January 1, 2000 receive a company contribution of 3% or 5% of their eligible compensation, depending on their age. In addition, these employees are eligible to receive an additional discretionary contribution of up to 2% of eligible compensation and an additional company match of up to 80% of the first 6% of salary contributed by the employee. These contributions are made at the discretion of management and are contributed to participant accounts in the first quarter of the following year.

     CNAF contributions allocated to and expensed by VFL for the S-CAP were $0.6 million, $0.2 million, and $0.2 million for the years ended December 31, 2000, 1999, and 1998, respectively.

NOTE 7.  INCOME TAXES

     VFL is taxed under the provisions of the Internal Revenue Code, as applicable to life insurance companies, and is included along with Assurance, its parent company, in the consolidated Federal income tax return of Loews. The Federal income tax provision of VFL is computed on a stand-alone basis, as if VFL was filing its own separate tax return.

                      VALLEY FORGE LIFE INSURANCE COMPANY

     VFL maintains a special tax memorandum account designated as the "Shareholder's Surplus Account." Dividends from this account may be distributed to the shareholder without resulting in any additional tax. The amount in the Shareholder's Surplus Account was $173.8 million, and $151.6 million at December 31, 2000 and 1999, respectively. Another tax memorandum account, defined as the "Policyholders' Surplus Account," totaled $5.4 million and $5.4 million at December 31, 2000 and 1999 respectively. No further additions to this account are allowed. Amounts accumulated in the Policyholders' Surplus Account are subject to income tax if distributed to the stockholder. VFL has no plans for such a distribution and as a result, has not provided for such a tax.

     A reconciliation between VFL's federal income tax expense at statutory rates and the recorded income tax expense before the cumulative effect of a 1999 change in accounting principle is as follows:

----------------------------------------------------------------------------------------------
                                                  % OF               % of               % of
                                                 PRE-TAX            Pre-tax            Pre-tax
       YEAR ENDED DECEMBER 31           2000     INCOME     1999    INCOME     1998    INCOME
----------------------------------------------------------------------------------------------
(In thousands of dollars)
Income taxes at statutory rates        $10,758    35.0     $2,136    35.0     $9,290    35.0
Other                                       56     0.2        (49)   (0.8)      (199)   (0.8)
----------------------------------------------------------------------------------------------
INCOME TAX AT EFFECTIVE RATES          $10,814    35.2     $2,087    34.2     $9,091    34.2
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

     The components of income tax expense are as follows:

----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31                                         2000      1999      1998
----------------------------------------------------------------------------------------
(In thousands of dollars)
Current tax expense (benefit)                                 $11,973   $(2,837)  $7,033
Deferred tax expense                                           (1,159)    4,924    2,058
----------------------------------------------------------------------------------------
  TOTAL INCOME TAX EXPENSE                                    $10,814   $ 2,087   $9,091
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

     Significant components of VFL's net deferred tax liabilities as of December 31, 2000 and 1999 are shown in the table below:

---------------------------------------------------------------------------------
DECEMBER 31,                                                    2000       1999
---------------------------------------------------------------------------------
(In thousands of dollars)
Insurance reserves                                            $ 26,491   $ 20,715
Deferred acquisition costs                                     (48,730)   (45,457)
Investment valuation                                             4,925      4,166
Net unrealized gains                                              (749)     5,901
Annuity deposits and other                                       1,170      9,349
Life Re Sale                                                     6,130         --
Other, net                                                       1,723      2,632
---------------------------------------------------------------------------------
  NET DEFERRED TAX LIABILITIES                                $ (9,040)  $ (2,694)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

     At December 31, 2000, gross deferred tax assets and liabilities amounted to $42.0 million and $51.0 million, respectively. Gross deferred tax assets and liabilities, at December 31, 1999, amounted to $44.3 million and $47.0 million, respectively.

NOTE 8. REINSURANCE

     The ceding of insurance does not discharge VFL of its primary liability to its policyholders. Therefore, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under reinsurance agreements. VFL places reinsurance with other carriers only after

                      VALLEY FORGE LIFE INSURANCE COMPANY
careful review of the nature of the contract and a thorough assessment of the reinsurers' credit quality and claim settlement performance. For carriers that are not authorized reinsurers in VFL's state of domicile, VFL receives collateral, primarily in the form of bank letters of credit. Such collateral was approximately $79,082 and $99,590 for December 31, 2000 and 1999 respectively.

     In the table below, the majority of life premium revenue is from long duration type contracts, while the majority of accident and health insurance premiums are from short duration contracts. The effects of reinsurance on premium revenues are shown in the following table:

----------------------------------------------------------------------------------------------
                                                       PREMIUMS                    ASSUMED/NET
                                       -------------------------------------------------------
YEAR ENDED DECEMBER 31                  DIRECT    ASSUMED     CEDED       NET           %
----------------------------------------------------------------------------------------------
(In thousands of dollars)
  2000
     LIFE                              $745,983   $111,346   $778,556   $ 78,773       141%
     ACCIDENT & HEALTH                    9,947   171,930      10,131    171,746       100
                                       -------------------------------------------------------
          TOTAL PREMIUMS               $755,930   $283,276   $788,687   $250,519       113%
                                       -------------------------------------------------------

  1999
     Life                              $633,764   $109,964   $666,003   $ 77,725       141%
     Accident & Health                    6,539   232,994       6,539    232,994       100
                                       -------------------------------------------------------
          Total Premiums               $640,303   $342,958   $672,542   $310,719       110%
                                       -------------------------------------------------------

  1998
     Life                              $687,644   $78,156    $690,541   $ 75,259       104%
     Accident & Health                    4,158   240,340       4,158    240,340       100
                                       -------------------------------------------------------
          Total Premiums               $691,802   $318,496   $694,699   $315,599       101%
----------------------------------------------------------------------------------------------

     Transactions with Assurance, as part of the Reinsurance Pooling Agreement described in Note 1, are reflected in the above table. Premium revenues ceded to non-affiliated companies were $503.5 million, $395.2 million, and $263.4 million for the years ended December 31, 2000, 1999, and 1998, respectively. Additionally, benefits and expenses for insurance claims and policyholder benefits are net of reinsurance recoveries from non-affiliated companies of $397.4 million, $263.4 million, and $203.4 million for the years ended December 31, 2000, 1999, and 1998, respectively.

     Reinsurance receivables reflected on the balance sheets are amounts recoverable from reinsurers who have assumed a portion of VFL's insurance reserves. These balances are principally due from Assurance pursuant the Reinsurance Pooling Agreement.

     The impact of reinsurance, including transactions with Assurance, on life insurance in force is shown in the following schedule:

---------------------------------------------------------------------------------------------
                                                     LIFE INSURANCE IN FORCE      ASSUMED/NET
                                         DIRECT    ASSUMED    CEDED       NET          %
                                        -----------------------------------------------------
(IN MILLIONS OF DOLLARS)
DECEMBER 31, 2000                       $298,676   $37,712   $319,593   $16,795      224.5%
December 31, 1999                       $267,102   $42,629   $281,883   $27,848      153.1
December 31, 1998                       $224,615   $32,253   $230,734   $26,134      123.4
---------------------------------------------------------------------------------------------

NOTE 9. RELATED PARTIES

     As discussed in Note 1, VFL is party to a Reinsurance Pooling Agreement with its parent, Assurance. In addition, VFL is party to the CNA Intercompany Expense Agreement whereby expenses incurred by CNAF and each of its subsidiaries are allocated to the appropriate companies. All acquisition and underwriting

                      VALLEY FORGE LIFE INSURANCE COMPANY
expenses allocated to VFL are further subject to the Reinsurance Pooling Agreement with Assurance, so that acquisition and underwriting expenses recognized by VFL are ten percent of the acquisition and underwriting expenses of the combined pool. Pursuant to the foregoing agreements, VFL recorded amortization of deferred acquisition costs and other operating expenses totaling $35.4 million, $37.5 million, and $47.6 million for 2000, 1999, and 1998, respectively. Expenses of VFL exclude $12.2 million, $5.6 million, and $9.2 million of general and administrative expenses incurred by VFL and allocated to CNAF for the years ended December 31, 2000, 1999, and 1998 respectively. VFL had a payable of $84.0 million and $12.4 million at December 31, 2000 and 1999 respectively to its affiliates.

     There were no interest charges on intercompany receivables or payables for 2000, 1999 and 1998. In 2000 and 1999, Assurance made no capital contributions to VFL. Assurance contributed $30.0 million in the form of additional paid-in-capital in 1998 to VFL.

NOTE 10. LEGAL

     VFL is party to litigation arising in the ordinary course of business. The outcome of this litigation will not, in the opinion of management, materially affect the financial position or results of operations of VFL.

NOTE 11. BUSINESS SEGMENTS

     VFL operates in one reportable segment, the business of which is to market and underwrite insurance products designed to satisfy the life, health and retirement needs of individuals and groups. VFL products are distributed primarily in the United States. Premium revenues earned outside the United States are not material.

     The operations, assets and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its Separate Account business, to Assurance which is then pooled with the business of Assurance, excluding Assurance's participating contracts and Separate Account business, and 10% of the combined pool is assumed by VFL.

     The following presents net earned premiums by product group for each of the years in the three years ended December 31, 2000:

-----------------------------------------------------------------------------------------------
                 (IN THOUSANDS OF DOLLARS)                        2000        1999       1998
-----------------------------------------------------------------------------------------------
Life                                                            $ 78,773    $ 77,725   $ 75,259
Accident and Health                                              171,746     232,994    240,340
-----------------------------------------------------------------------------------------------
Total                                                           $250,519    $310,719   $315,599
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

     During 1998, 1999 and through August 31, 2000, Assurance provided health insurance benefits to postal and other federal employees under the Federal Employees Health Benefit Plan (FEHBP). Premiums under this contract between Assurance and FEHBP totaled $1.4 billion, $2.1 billion, and $2.0 billion for the years ended December 31, 2000, 1999, and 1998, respectively, and the portion of these premiums assumed by VFL under the Reinsurance Pooling Agreement totaled $138 million, $207 million, and $201 million for the years ended December 31, 2000, 1999 and 1998 respectively. Effective September 1, 2000, the FEHBP business was transferred to another insurance entity owned by CNA. All the assets and liabilities of this business were transferred through a novation agreement, and VFL was relieved of any ongoing direct or contingent liability with respect to this business. See Note 13 to the Financial Statements, included herein.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 12. CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE

     In the first quarter of 1999, VFL adopted Statement of Position 97-3 "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). SOP 97-3 requires that insurance companies recognize liabilities for insurance-related assessments when an assessment is probable and will be imposed, when it can be reasonably estimated, and when the event obligating the entity to pay or probable assessment has occurred on or before the date of the financial statements. Adoption of SOP 97-3 resulted in an after tax charge of $234 thousand ($360 thousand, pre-tax) as a cumulative effect of a change in accounting principle for the year 1999. The pro forma effect of adoption on reported results for 1998 is not significant.

NOTE 13. OTHER EVENTS

FEDERAL HEALTH BENEFIT PLAN TRANSACTIONS

     The Federal Employee Health Benefit Plan (FEHBP) business formerly written by Assurance and assumed by VFL as part of the Reinsurance Pooling Agreement was transferred to another insurance entity owned by CNA effective September 1, 2000. All assets and liabilities of this business were transferred through a novation agreement, and VFL was relieved of any ongoing direct or contingent liability with respect to this business.

INDIVIDUAL LIFE REINSURANCE TRANSACTION

     Effective December 31, 2000, CNA completed a transaction with Munich American Reassurance Company (MARC), whereby MARC acquired CNA's individual Life reinsurance business (Life Re) via a reinsurance agreement. CNA will continue to accept and retrocede business on existing Life Re contracts until such time that CNA and MARC are able to execute novations of each of Life Re's assumed and retro-ceded reinsurance contracts.

     MARC assumed approximately $294 million of liabilities (primarily future policy benefits and claim reserves) and approximately $209 million in assets (primarily uncollected premium and deferred policy acquisition costs from Assurance). A portion of the Life Re business is conducted through VFL as part of the Reinsurance Pooling Agreement. VFL's share of the net gain from the reinsurance transaction, which is subject to certain post-closing adjustments, has been recorded as deferred revenue and will be recognized in income over the next 12 to 18 months as Life Re's assumed contracts are novated to MARC.

     The following table summarizes VFL's share of the premiums, income (loss) before income tax and total assets for FEHBP and Life Re business.

--------------------------------------------------------------------------------------------
YEAR-ENDED DECEMBER 31                                          2000       1999       1998
--------------------------------------------------------------------------------------------
(In thousands of dollars)
  FEDERAL EMPLOYEE HEALTH BENEFIT PLAN:
     Premiums                                                 $137,681   $207,383   $200,420
     Net operating income (loss)                                 1,400      2,180        306
  LIFE RE:
     Premiums                                                 $ 22,883   $ 19,417   $ 13,106
     Net operating income                                        3,370      2,819      1,263
--------------------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------
DECEMBER 31                                                    2000      1999
-------------------------------------------------------------------------------
(In thousands of dollars)
  TOTAL ASSETS:
  FEDERAL EMPLOYEE HEALTH BENEFIT PLAN (FEHBP)*               $    --   $35,283
  LIFE RE                                                      33,641    27,669
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

*FEHBP business transferred September 1, 2000.

NOTE 14. SUBSEQUENT EVENT

     VFL and Assurance along with Casualty (collectively, the "Insurers") have entered into an indemnity reinsurance agreement (the "Agreement") with CNA Group Life Assurance Company ("CNAGLAC"), a newly formed and wholly-owned subsidiary of Casualty whereby most of the existing group life and health insurance business (excluding the FEHBP business which was transferred to another insurance subsidiary of CNA via a novation agreement as discussed in Note 13, and some runoff group and life insurance lines of business that will remain with the Insurers) of the Insurers will be transferred to CNAGLAC via a reinsurance agreement, effective January 1, 2001. The purpose of this transaction, along with the FEHBP transaction that was completed on September 1, 2000, is to move, over time, substantially all of the group life and health insurance business from VFL and Assurance to other insurance subsidiaries of CNAF.

     When CNAGLAC obtains the appropriate licenses to write group life and health insurance business, CNAGLAC intends to replace the group life and health insurance in force contracts of the Insurers, excluding the FEHBP business, with equivalent contracts issued directly by CNAGLAC.

     Excluding the FEHBP business, which was transferred out of VFL effective September 1, 2000, the remaining group life and health insurance business accounted for approximately $62.4 million and $43.0 million in assets as of December 31, 2000 and 1999 respectively, and $1.7 million, $2.2 million and $(2.0) million in net operating income (loss) for the three years ended December 31, 2000, 1999, and 1998, respectively.

     The impact of this reinsurance agreement will result in VFL transferring approximately $62.4 million in liabilities along with an equal amount of assets resulting in no impact on the equity of VFL.

                      VALLEY FORGE LIFE INSURANCE COMPANY

SCHEDULE III

                      VALLEY FORGE LIFE INSURANCE COMPANY
                      SUPPLEMENTARY INSURANCE INFORMATION

----------------------------------------------------------------------------------------------------------------------
                                             GROSS INSURANCE RESERVES
                                      ---------------------------------------                             INSURANCE
                         DEFERRED     CLAIM AND     FUTURE                        NET         NET         CLAIMS AND
YEAR ENDED              ACQUISITION     CLAIM       POLICY     POLICYHOLDERS'   PREMIUM    INVESTMENT   POLICYHOLDERS'
DECEMBER 31,               COSTS       EXPENSE     BENEFITS        FUNDS        REVENUE      INCOME        BENEFITS
----------------------------------------------------------------------------------------------------------------------
(In thousands of dollars)
  2000                   $126,352     $110,418    $3,038,477      $40,338       $250,519    $46,665        $235,149
                         ========     ========    ==========      =======       ========    =======        ========
  1999                   $127,297     $139,653    $2,751,396      $43,466       $310,719    $39,148        $291,547
                         ========     ========    ==========      =======       ========    =======        ========
  1998                   $111,963     $ 93,001    $2,438,305      $42,746       $315,599    $35,539        $301,900
                         ========     ========    ==========      =======       ========    =======        ========
----------------------------------------------------------------------------------------------------------------------

---------------------  ------------------------

                       AMORTIZATION
                       OF DEFERRED      OTHER
YEAR ENDED             ACQUISITION    OPERATING
DECEMBER 31,              COSTS       EXPENSES
---------------------  ------------------------
(In thousands of doll
  2000                   $14,428       $20,992
                         =======       =======
  1999                   $13,942       $23,740
                         =======       =======
  1998                   $11,807       $35,813
                         =======       =======
---------------------------------------------------------

SCHEDULE V

                      VALLEY FORGE LIFE INSURANCE COMPANY
                 VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

----------------------------------------------------------------------------------------------------
                                           BALANCE      CHARGED     CHARGED                  BALANCE
                                             AT           TO           TO                      AT
                                          BEGINNING    COSTS AND     OTHER                   END OF
                                          OF PERIOD    EXPENSES     ACCOUNTS    DEDUCTIONS   PERIOD
----------------------------------------------------------------------------------------------------
(In thousands of dollars)
YEAR ENDED DECEMBER 31, 2000
  Deducted from assets:
     Allowance for doubtful accounts:
       Receivables                          $ 12          $16         $--          $ --        $28
                                            ====          ===         ===          ====        ===
YEAR ENDED DECEMBER 31, 1999
  Deducted from assets:
     Allowance for doubtful accounts:
       Receivables                          $ 26          $43         $--          $ 57        $12
                                            ====          ===         ===          ====        ===
YEAR ENDED DECEMBER 31, 1998
  Deducted from assets:
     Allowance for doubtful accounts:
       Receivables                          $285          $ 9         $--          $268        $26
                                            ====          ===         ===          ====        ===